      As filed with the Securities and Exchange Commission on March 2, 2001

                                                              File Nos. 2-90518
                                                                       811-4006
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 43

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 44

                                CITIFUNDS TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 7 WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

                                ROBERT I. FRENKEL
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                 ROGER P. JOSEPH
                      BINGHAM DANA LLP, 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (a) of Rule 485.

                                Explanatory Note

      This filing does not relate to Smith Barney S&P 500 Index Fund, Smith Barney U.S. 5000 Index Fund or Smith Barney International Index Fund, which are series of the Smith Barney Investment Trust.

Citi(SM) Nasdaq-100 Index Shares

Citi(SM) S&P 500 Index Shares

Citi(SM) Small Cap Index Shares

Citi(SM) U.S. 1000 Index Shares

Citi(SM) U.S. 5000 Index Shares

Citi(SM) Global Titans Index Shares

Citi(SM) International Index Shares

Citi(SM) Financial Services Index Shares

Citi(SM) Health Sciences Index Shares

Citi(SM) Technology Index Shares

Citi(SM) U.S. Bond Index Shares

[Graphic Omitted]


Prospectus
May 1, 2001


Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Citi Nasdaq-100 Index Fund, Smith Barney S&P 500 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Smith
Barney U.S. 5000 Index Fund, Citi Global Titans Index Fund, Smith Barney International Index Fund, Citi Financial Services Index Fund, Citi Health Sciences Index Fund, Citi Technology Index Fund and Citi U.S. Bond Index Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[CitiFunds(R)
-------------
 INDEX SERIES


   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[Graphic Omitted]

TABLE OF CONTENTS


THE FUNDS ...............................................................  3

      Indexing ..........................................................  3

      Citi Nasdaq-100 Index Shares ......................................  4

      Citi S&P 500 Index Shares .........................................  9

      Citi Small Cap Index Shares ....................................... 15

      Citi U.S. 1000 Index Shares ....................................... 20

      Citi U.S. 5000 Index Shares ....................................... 25

      Citi Global Titans Index Shares ................................... 30

      Citi International Index Shares ................................... 35

      Citi Financial Services Index Shares .............................. 41

      Citi Health Sciences Index Shares ................................. 47

      Citi Technology Index Shares ...................................... 53

      Citi U.S. Bond Index Shares ....................................... 59

YOUR ACCOUNT ............................................................ 64

      How To Buy Shares ................................................. 64

      Cititrade Investing ............................................... 64

      Investment Minimums .............................................. 65

      How The Price Of Your Shares Is Calculated ........................ 65

      How To Sell Shares ................................................ 65

      Exchanges ......................................................... 66

      Dividends ......................................................... 67

      Tax Matters ....................................................... 67

MANAGEMENT OF THE FUNDS ................................................. 68

      Managers .......................................................... 68

      Distribution Arrangements ......................................... 70

APPENDIX ................................................................ 71

            THE FUNDS

            INDEXING

            The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.

            This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

            The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

            Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

            The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

            Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

CITI(SM) NASDAQ-100 INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

THE INDEX
The Nasdaq-100 Index includes the largest (based on market capitalization) and most active non-financial domestic and international stocks listed on The Nasdaq Stock Market. The Nasdaq-100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq-100 Index's performance. The Nasdaq-100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Nasdaq-100 Index Fund may use replication or sampling techniques to track the performance of the Nasdaq-100 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Nasdaq-100 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Nasdaq-100 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq-100 Index

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

TECHNOLOGY RISK. Although the composition of the Index changes from time to time, many of the stocks in the Index may be issued by companies in the technology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FOREIGN INVESTMENTS. The Fund may purchase common stocks and ADRs of the foreign companies included in the Nasdaq-100 Index. These securities are traded on The Nasdaq Stock Market. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Nasdaq-100 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Nasdaq-100 Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                  0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                      0.30%
    Distribution (12b-1) fees                                             None
    Other expenses(1)                                                    0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                      0.55%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI NASDAQ-100 INDEX SHARES                         $56             $176
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Nasdaq-100 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particular, investors should note the performance of the Index for 1998 and 1999 was exceptional and will not likely be repeated.


All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns -- Nasdaq-100 Index


                  1991                             64.99%
                  1992                              8.86%
                  1993                             10.58%
                  1994                              1.50%
                  1995                             42.54%
                  1996                             42.54%
                  1997                             20.63%
                  1998                             85.31%
                  1999                            101.95%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Nasdaq-100 Index

[Graphic Omitted]

The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by SSB Citi Fund Management LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. For additional information, please see the Appendix.

CITI(SM) S&P 500 INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Composite Stock Price Index (S&P 500 Index).

THE INDEX
The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The S&P 500 Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies generally have a bigger impact on the performance of the Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi S&P 500 Index Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.

SELECTION PROCESS. The S&P 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The S&P 500 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

  o Are seeking an investment which tracks the performance of the S&P 500 Index

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FOREIGN INVESTMENTS. The Fund may purchase common stocks and ADRs of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could
lose money if the lent   securities are not returned by the borrower at the
termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

FUND PERFORMANCE
RISK RETURN BAR CHART This bar chart shows the performance of the Citi S&P 500 Index Shares for the calendar year ended December 31, 1999, and, in the future, will show changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS


                  1999                             20.29%


QUARTERLY RETURNS:
(FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)
Highest: 14.71% in fourth quarter 1999
Lowest: (6.26)% in third quarter 1999

RISK RETURN TABLE
This table compares the average annual total return of the Citi S&P 500 Index Shares for the periods shown with that of the S&P 500 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                 Since Class
                                                  Inception
                                    1 Year         08/04/98

Citi S&P 500 Index Shares           20.29%          26.25%
S&P 500 Index                       21.04%          26.78%
*Citi S&P 500 Index Shares were formerly called Class D shares.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi S&P 500 Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment           None
--------------------------------------------------------------------------------
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                     0.25%
    Distribution (12b-1) fees                                            None
    Other expenses (1)                                                  0.18%
--------------------------------------------------------------------------------
    Total annual operating expenses                                     0.43%
    Expense reimbursement (2)                                         (0.09%)
--------------------------------------------------------------------------------
    Net annual operating expenses                                       0.34%
    (1) For the fiscal year ended November 30, 1999.
    (2) Management has agreed to cap the Citi S&P 500 Index Shares' net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same - the example reflects the cap on operating expenses.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
    CITI S&P 500 INDEX SHARES    $44        $138         $241        $542
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the S&P 500 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns -- S&P 500 Index



                  1990                             (3.10)%
                  1991                             30.47%
                  1992                              7.62%
                  1993                             10.08%
                  1994                              1.32%
                  1995                             37.58%
                  1996                             22.96%
                  1997                             33.36%
                  1998                             28.58%
                  1999                             21.04%
                  2000                             xx.xx%


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)",
"Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by SSB Citi Fund Management LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

For additional information, please see the Appendix or the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi S&P 500 Index Shares since the Fund's inception. These shares were formerly called Class D shares. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

--------------------------------------------------------------------------------
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED
                       NOVEMBER 30, EXCEPT WHERE NOTED:
--------------------------------------------------------------------------------
                                           1999(1)(2)      1999(2)      1998(3)
--------------------------------------------------------------------------------
 Net asset value, beginning of period    $14.28          $11.99       $11.00
--------------------------------------------------------------------------------
 Income from operations:
    Net investment income(4)               0.01            0.17         0.03
    Net realized and unrealized gain       0.83            2.26         0.96
--------------------------------------------------------------------------------
 Total income from operations              0.84            2.43         0.99
--------------------------------------------------------------------------------
 Less distributions from:
    Net investment income                 (0.11)          (0.07)         --
    Net realized gains                      --            (0.07)         --
--------------------------------------------------------------------------------
 Total distributions                      (0.11)          (0.14)         --
--------------------------------------------------------------------------------
 Net asset value, end of period          $15.01          $14.28       $11.99
--------------------------------------------------------------------------------
 Total return                              5.91%(+)       20.29%        9.00%(+)
--------------------------------------------------------------------------------
 Net assets. end of period (000s)       $20,626         $14,068       $1,810
--------------------------------------------------------------------------------
 Ratios to average net assets:
    Expenses(4)(5)                         0.36%+          0.34%        0.36%+
    Net investment income                  0.90+           1.08         1.33+
--------------------------------------------------------------------------------
 Portfolio turnover rate                     0%              6%           4%
--------------------------------------------------------------------------------
(1) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from August 4, 1998 (inception date) to November 30, 1998.
(4) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees had not been waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:
--------------------------------------------------------------------------------
                 PER SHARE DECREASES TO NET       EXPENSES RATIOS WITHOUT WAIVER
                     INVESTMENT INCOME                   AND REIMBURSEMENT
--------------------------------------------------------------------------------
  1999(1)                 $0.00                                 0.53%+
  1999                     0.01                                 0.43
  1998                     0.02                                 1.18+

(5) As a result of involuntary expense limitations, the ratio of expenses to average net assets will not exceed 0.39%.
(+) Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

CITI(SM) SMALL CAP INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.


THE INDEX
The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. public companies based on total market capitalization. As of December 31, 2000, the average market capitalization of companies in the
Russell 2000 Index was approximately $    million, and the largest company in
the Index had a market capitalization of approximately $6 billion. The Russell 2000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Small Cap Index Fund may use replication or sampling techniques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Small Cap Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Small Cap Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. small capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


INVESTMENT STRUCTURE. The Small Cap Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Small Cap Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment

--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                 0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                     0.30%
    Distribution (12b-1) fees                                            None
    Other expenses(1)                                                   0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                     0.55%
--------------------------------------------------------------------------------

(1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                        1 YEAR        3 YEARS
    ----------------------------------------------------------------------------
    CITI SMALL CAP INDEX SHARES                           $56            $176

    ----------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Russell 2000 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.


All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns -- Russell 2000 Index


                  1991                             46.04%
                  1992                             18.41%
                  1993                             18.88%
                  1994                             (1.82)%
                  1995                             28.45%
                  1996                             16.49%
                  1997                             22.36%
                  1998                             (2.55)%
                  1999                             21.26%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Russell 200 Index

[Graphic Omitted]

The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

CITI(R) U.S. 1000 INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.


THE INDEX
The Russell 1000 Index measures the performance of the 1,000 largest U.S. public companies based on total market capitalization. As of December 31, 2000, the average market capitalization of companies in the Russell 1000 Index
was approximately $     billion, and the smallest company in the Russell 1000
Index had a market capitalization of approximately $    billion. The Russell
1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. 1000 Index Fund may use replication or sampling techniques to track the performance of the Russell 1000 Index. The Fund may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The U.S. 1000 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The U.S. 1000 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


INVESTMENT STRUCTURE. The U.S. 1000 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. 1000 Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                 0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                     0.25%
    Distribution (12b-1) fees                                            None
    Other expenses(1)                                                   0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                     0.50%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 YEAR    3 YEARS
--------------------------------------------------------------------------------
    CITI U.S. 1000 INDEX SHARES                                $51       $160
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Russell 1000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns -- Russell 1000 Index

                  1991                             33.04%
                  1992                              8.93%
                  1993                             10.18%
                  1994                              0.39%
                  1995                             37.77%
                  1996                             22.45%
                  1997                             32.85%
                  1998                             27.02%
                  1999                             20.91%
                  2000                             xx.xx%



Russell 1000 Index

[Graphic Omitted]

The Russell 1000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

CITI(SM) U.S. 5000 INDEX SHARES
The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index (Wilshire 500 Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

THE INDEX
The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The Nasdaq Stock Market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the U.S. stocks in the S&P 500 Index and the stocks in the Wilshire 4500 Index.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. 5000 Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

SELECTION PROCESS. The U.S. 5000 Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Index and determines which securities are to be purchased or sold to match or sample the Index. Also, the Fund's manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

INVESTMENT STRUCTURE. U.S. 5000 Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, the US Equity Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

The U.S. Equity Index Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other Master Portfolios -- the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The US Equity Index Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.

As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/ feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

U.S. 5000 Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

WHO MAY WANT TO INVEST
The U.S. 5000 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund uses a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. In seeking to match the performance of their Indexes, the Master Portfolios may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolios may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. 5000 Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                 0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees(1)                                                  0.23%
    Distribution (12b-1) fees                                            None
    Other expenses(2)(3)                                                0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses(4)                                  0.48%
--------------------------------------------------------------------------------
    (1) The "Management fees" include an investment management fee payable by U.S. Equity Index Master Portfolio and an administration fee payable by the Fund.
    (2) Based on estimated expenses for the fiscal year ending December 31,
        2000.
    (3) Includes expenses of the Fund and U.S. Equity Index Master Portfolio, Extended Index Master Portfolio, and S&P 500 Index Master Portfolio.
    (4) Management has agreed to cap the Citi U.S. 5000 Index Shares' other expenses at 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example reflects the cap on operating expenses.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR          3 YEARS
--------------------------------------------------------------------------------
    CITI U.S. 5000 INDEX SHARES                          $49             $154
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Wilshire 5000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
Wilshire 5000 Index


                  1990                             (6.18)%
                  1991                             34.20%
                  1992                              8.97%
                  1993                             11.28%
                  1994                             (0.06)%
                  1995                             36.45%
                  1996                             21.21%
                  1997                             31.29%
                  1998                             23.43%
                  1999                             25.89%
                  2000                             xx.xx%


Wilshire 5000 Index

[Graphic Omitted]

"Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in the Fund.

CITI(SM) GLOBAL TITANS INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index(SM) (Global Titans Index).

THE INDEX
The Global Titans Index consists of securities of 50 companies, and includes some of the world's most well-known and well-established blue-chip companies. The Global Titans Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalizations of at least $20 billion. The Global Titans Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multi-national standard and, therefore, (1) may be headquartered anywhere in the world; (2) are market and industry leaders on a global level, rather than merely at a local level; and (3) have international exposure either from selling products outside their home markets or providing services to overseas clients. The companies whose securities comprise the Global Titans Index are selected from the 100 largest companies in the world, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Global Titans Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Global Titans Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. and foreign large capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

FOREIGN SECURITIES. The Fund may purchase common stocks and ADRs of the foreign companies included in its Index. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


INVESTMENT STRUCTURE. The Global Titans Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Global Titans Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                 0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                     0.35%
    Distribution (12b-1) fees                                            None
    Other expenses(1)                                                   0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                     0.60%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI GLOBAL TITANS INDEX SHARES                       $61             $192
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
Dow Jones, the sponsor of the Global Titans Index, calculates the value of the Index at three different times during the day, based on the close of various markets world-wide. For the purposes of tracking the performance of its benchmark Index, the Fund will use the value of the Index calculated at the close of the U.S. markets.

Performance for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999.

"Dow Jones" and "Dow Jones Global Titans Index(SM)" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by SSB Citi Fund Management LLC. The Fund is based on the Dow Jones Global Titans Index(SM), is not sponsored, endorsed sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.


FINANCIAL HIGHLIGHTS

  To be filed by amendment.

CITI(SM) INTERNATIONAL INDEX SHARES
The Fund's goal is to provide long-term capital growth and diversification by approximating, before fees and expenses, the performance of the MSCI Europe, Australasia, and Far East Index (MSCI EAFE(R) Free Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

THE INDEX
The MSCI EAFE(R) Free Index is a broadly diversified index of approximately 1100 securities that are listed on the stock exchanges of European countries and Australia, New Zealand, Hong Kong, Japan, and Singapore and that is intended to represent broadly the performance of foreign stock markets. The Index is market-value weighted, so the larger of the companies included in the Index have a greater impact on the performance of the Index than the smaller companies. For this reason, issuers from certain countries or regions could be disproportionately represented in the Index from time to time. The MSCI EAFE(R) Free Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The MSCI EAFE(R) Free Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi International Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the MSCI EAFE(R) Free Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the MSCI EAFE(R) Free Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the Index.

SELECTION PROCESS. The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect a sampling of the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

INVESTMENT STRUCTURE. International Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, International Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/ feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

International Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

WHO MAY WANT TO INVEST
The International Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of international markets

  o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

  o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. In seeking to match the performance of its Index, International Index Master Portfolio may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolio may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi International Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                 1.50%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees(1)                                                  0.40%
    Distribution (12b-1) fees                                            None
    Other expenses(2)(3)                                                0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses(4)                                  0.65%
--------------------------------------------------------------------------------
    (1) The "Management fees" include an investment management fee payable by the International Index Master Portfolio and an administration fee payable by the Fund.
    (2) Based on estimated expenses for the fiscal year ending December 31,
        2000.
    (3) Includes expenses of the Fund and the underlying investment company in which it invests, International Index Master Portfolio.
    (4) Management has agreed to cap the Citi International Index Shares' other expenses to 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example reflects the cap on operating expenses.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI INTERNATIONAL INDEX SHARES                       $66             $208
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the MSCI EAFE(R) Free Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
MSCI EAFE(R) Free Index

                  1990                            (23.33)%
                  1991                             12.56%
                  1992                            (11.91)%
                  1993                             33.06%
                  1994                              8.04%
                  1995                             11.62%
                  1996                              6.45%
                  1997                              1.83%
                  1998                             20.42%
                  1999                             27.05%
                  2000                             xx.xx%



MSCI EAFE(R) Free Index

[Graphic Omitted]

MSCI, Morgan Stanley Capital International, EAFE and MSCI EAFE Free Index are service marks of MSCI and have been licensed for use by SSB Citi Fund Management LLC. The Citi International Index Shares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representation regarding the advisability of investing in the Citi International Index Shares. For additional information, please see the Appendix.

CITI(SM) FINANCIAL SERVICES INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Sector Index -- Financials (GSSI Financials Index).

THE INDEX
The GSSI Financials Index is an index of common stocks traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market that is designed to measure the performance of companies in the financial services sector. The Index includes stocks issued by the following types of companies:

  o Banking services -- regional trust, money center, commercial and consumer finance services including credit cards, savings and loans, and mortgage finance

  o Brokerage firms and asset managers

  o Insurance companies including brokers, life insurance, property and casualty, disability and reinsurance

  o Real estate companies including developers, investors, operating companies and real estate investment trusts


The GSSI Financials Index includes the stocks of domestic and foreign companies with a range of market capitalizations, including small and medium market capitalization companies with market capitalizations under $5 billion. The Index is modified market capitalization-weighted, meaning that, subject to some limitations, a company with a larger market capitalization will have a bigger impact on the performance of the Index. As of December 31, 2000, the GSSI
Financials Index included     stocks.


The GSSI Financials Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The GSSI Financials Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Financial Services Index Fund seeks to achieve its investment goal by investing substantially all of its assets in the stocks that comprise the GSSI Financials Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index. The Fund may use replication or sampling techniques to track the performance of its Index.

The Fund's derivatives and investment techniques may include buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the GSSI Financials Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Financial Services Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the companies included in the Index and their weightings. Like most index funds, the Fund will not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of the financial services sector

  o Are seeking capital appreciation and can tolerate short-term volatility

  o Are comfortable with the risks of the stock market and the special risks of foreign securities

  o Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

SECTOR INVESTING RISK. The Fund's investment performance will be closely tied to the performance of the financial services sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the financial services sector and the securities of companies in that sector could react similarly to these or other developments. The financial services industries are subject to extensive government regulation and relatively rapid change because of increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. The performance of the financial services sector may differ in direction and degree from that of the overall stock market.

NON-DIVERSIFICATION AND CONCENTRATION. The Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Also, the Fund's investments are concentrated in a particular sector of the economy. This means that the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. The Fund's share price is likely to be more volatile than those of other mutual funds, and the value of your investment in the Fund may rise or fall rapidly.

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund may purchase common stocks of the foreign companies included in its Index. These securities are publicly traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENT. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Financial Services Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Financial Services Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                  0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                      0.50%
    Distribution (12b-1) fees                                             None
    Other expenses(1)                                                    0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                      0.75%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

        o   you invest $10,000 in the Fund for the time periods indicated;

        o   you reinvest all dividends;

        o   you then sell all of your shares at the end of those periods;

        o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

        o   the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI FINANCIAL SERVICES INDEX SHARES                 $77             $240
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the GSSI Financials Index since its inception. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index since its inception. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
GSSI Financials Index

                  1997                             48.73%
                  1998                              9.04%
                  1999                             (0.94)%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Goldman Sachs Financials Index

[Graphic Omitted]

"GSSI" and "Goldman Sachs Sector Indices" are trademarks of Goldman Sachs & Co. and have been licensed for use by SSB Citi Fund Management LLC for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates make any representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

CITI(SM) HEALTH SCIENCES INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Sector Index -- Healthcare (GSSI Healthcare Index).

THE INDEX
The GSSI Healthcare Index is an index of common stocks traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market that is designed to measure the performance of companies in the health sciences sector. The Index includes stocks issued by the following types of companies:

  o Providers of healthcare-related services including long-term care and hospital facilities, healthcare management organizations and continuing care services

  o Researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products


The GSSI Healthcare Index includes the stocks of domestic and foreign companies with a range of market capitalizations, including small and medium market capitalization companies with market capitalizations under $5 billion. The Index is modified market capitalization-weighted, meaning that, subject to some limitations, a company with a larger market capitalization will have a bigger impact on the performance of the Index. As of December 31, 2000, the GSSI
Healthcare Index included    stocks.


The GSSI Healthcare Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The GSSI Healthcare Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Health Sciences Index Fund seeks to achieve its investment goal by investing substantially all of its assets in the stocks that comprise the GSSI Healthcare Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index. The Fund may use replication or sampling techniques to track the performance of its Index.

The Fund's derivatives and investment techniques may include buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the GSSI Healthcare Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Health Sciences Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the companies included in the Index and their weightings. Like most index funds, the Fund will not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of the health sciences sector

  o Are seeking capital appreciation and can tolerate significant short-term volatility

  o Are comfortable with the risks of the stock market and the special risks of foreign securities

  o Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

SECTOR INVESTING RISK. The Fund's investment performance will be closely tied to the performance of the health sciences sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the health sciences sector and the securities of companies in that sector could react similarly to these or other developments. The health science industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence. Lawsuits or other legal proceedings against the companies in this sector may adversely affect such companies, the market value of their securities or the Fund's performance. The performance of the health sciences sector may differ in direction and degree from that of the overall stock market.

NON-DIVERSIFICATION AND CONCENTRATION. The Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Also, the Fund's investments are concentrated in a particular sector of the economy. This means that the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. The Fund's share price is likely to be more volatile than those of other mutual funds, and the value of your investment in the Fund may rise or fall rapidly.

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund may purchase common stocks of the foreign companies included in its Index. These securities are publicly traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Health Sciences Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Health Sciences Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                  0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                      0.50%
    Distribution (12b-1) fees                                             None
    Other expenses(1)                                                    0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                      0.75%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI HEALTH SCIENCES INDEX SHARES                     $77             $240
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the GSSI Healthcare Index since its inception. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index since its inception. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
GSSI Healthcare Index

                  1997                             36.67%
                  1998                             40.26)%
                  1999                             (4.04)%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Goldman Sachs Healthcare Index

[Graphic Omitted]

"GSSI" and "Goldman Sachs Sector Indices" are trademarks of Goldman Sachs & Co. and have been licensed for use by SSB Citi Fund Management LLC for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates make any representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

CITI(SM) TECHNOLOGY INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Technology (GSTI(TM) Composite) Index.

THE INDEX
The GSTI Composite Index is an index of common stocks traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market that is designed to measure the performance of companies in the technology sector. The Index includes stocks issued by the following types of companies:

  o Producers of sophisticated devices related to the fields of computers, electronics, networking and Internet services

  o Producers of computer and Internet software

  o Consultants for information technology

  o Providers of computer services


The GSTI Composite Index includes the stocks of domestic and foreign companies with a range of market capitalizations, including small and medium market capitalization companies with market capitalizations under $5 billion. The Index is modified market capitalization-weighted, meaning that, subject to some limitations, a company with a larger market capitalization will have a bigger impact on the performance of the Index. As of December 31, 2000, the GSTI
Composite Index included     stocks.


The GSTI Composite Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The GSTI Composite Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Technology Index Fund seeks to achieve its investment goal by investing substantially all of its assets in the stocks that comprise the GSTI Composite Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index. The Fund may use replication or sampling techniques to track the performance of its Index.

The Fund's derivatives and investment techniques may include buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the GSTI Composite Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Technology Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the companies included in the Index and their weightings. Like most index funds, the Fund will not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of the technology sector

  o Are seeking capital appreciation and can tolerate significant short-term volatility

  o Are comfortable with the risks of the stock market and the special risks of foreign securities

  o Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

SECTOR INVESTING RISK. The Fund's investment performance will be closely tied to the performance of the technology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

NON-DIVERSIFICATION AND CONCENTRATION. The Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Also, the Fund's investments are concentrated in a particular sector of the economy. This means that the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. The Fund's share price is likely to be more volatile than those of other mutual funds, and the value of your investment in the Fund may rise or fall rapidly.

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund may purchase common stocks of the foreign companies included in its Index. These securities are publicly traded on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Technology Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Technology Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                  0.75%

    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                      0.50%
    Distribution (12b-1) fees                                             None
    Other expenses(1)                                                    0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                      0.75%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI TECHNOLOGY INDEX SHARES                         $77             $240
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the GSTI Composite Index since its inception. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index since its inception. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particular, investors should note the performance of the Index for 1998 and 1999 was exceptional and will likely not be repeated.


All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
GSTI Composite Index

                  1997                             23.52%
                  1998                             69.16%
                  1999                             88.87%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Goldman Sachs Technology Index

[Graphic Omitted]

"GSTI", "GSTI Composite Index", "Goldman Sachs Technology Index", "GSSI" and "Goldman Sachs Sector Indices" are trademarks of Goldman Sachs & Co. and have been licensed for use by SSB Citi Fund Management LLC for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates make any representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

CITI(SM) U.S. BOND INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R) (Lehman Bond Index).


THE INDEX
The Lehman Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 2000, the Lehman Bond Index included more than __ bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. Bond Index Fund may use replication or sampling techniques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The U.S. Bond Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual bonds to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the bonds included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The U.S. Bond Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the bond market

  o Are willing to accept the risks of the bond market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of securities that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated lower returns than longer term debt securities. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

CREDIT RISK. Some issuers may not make payments on debt securities held by the Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

INCOME RISK. If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

MARKET RISK. The Fund may not perform as well as other investments, if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities, or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's bond market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when bond prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FOREIGN INVESTMENTS. The Fund may purchase international U.S. dollar-denominated bonds included in its Index and is therefore exposed to the risks of investing in foreign securities, including currency, political, legal, regulatory and operational risks. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


INVESTMENT STRUCTURE. The U.S. Bond Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. Bond Index Shares.

--------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment           None
--------------------------------------------------------------------------------
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
--------------------------------------------------------------------------------
    Management fees                                                     0.15%
    Distribution (12b-1) fees                                            None
    Other expenses(1)                                                   0.25%
--------------------------------------------------------------------------------
    Total annual operating expenses                                     0.40%
--------------------------------------------------------------------------------

    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
--------------------------------------------------------------------------------
    CITI U.S. BOND INDEX SHARES                           $41             $128
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Lehman Brothers Aggregate Bond Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the bonds comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
Lehman Brothers Aggregate Bond Index

                  1991                             16.00%
                  1992                              7.40%
                  1993                              9.75%
                  1994                             (2.92)%
                  1995                             18.47%
                  1996                              3.63%
                  1997                              9.65%
                  1998                              8.69%
                  1999                             (0.82)%
                  2000                             xx.xx%

FINANCIAL HIGHLIGHTS

  To be filed by amendment.


Lehman Bond Index

[Graphic Omitted]

"Lehman Brothers Aggregate Bond Index(R)" is a trademark of Lehman Brothers. The Fund is not sponsored, endorsed, sold or promoted by the Index, and the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer, financial intermediary, financial institution, or the distributor's financial consultants (each called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-995-0134 for information.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution.

Each Fund has Monthly and Quarterly Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

CITITRADE(R) INVESTING
Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com, or call a Cititrade account representative at 1-888-663-CITI [2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.cititrade.com is an inactive textual reference only, meaning that none of the information contained on the website (other than this prospectus) is a part of this prospectus or is incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

Cititrade is a registered service mark of Citicorp.

INVESTMENT MINIMUMS
Minimum initial and additional investment amounts vary depending on the nature of your investment account.
                                      INITIAL    ADDITIONAL
                                    INVESTMENT  INVESTMENTS
                                    ----------  -----------

General                               $2,000        $100
IRAs, Self Employed
  Retirement Plans; Uniform
  Gift to Minor Accounts              $  250        $ 50
Qualified Retirement Plans*           $   25        $ 25
Simple IRAs                           $    1        $  1
Monthly Systematic
  Investment Plans                    $   25        $ 25
Quarterly Systematic
  Investment Plans                    $   50        $ 50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the CitiFunds family.

The minimum initial or subsequent investment requirements may be changed or terminated at any time.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for Citi Index Shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund uses a rate believed to reflect the currency's fair value in U.S. dollars. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by each Fund's Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through your Service Agent, and by telephone, if your account application permits. Cititrade customers may redeem shares by contacting a Cititrade account representative at 1-888-663-CITI [2484]. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation for large redemptions or other unusual activity in your account.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account without a redemption fee on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, excluding the FORTUNE 500 Index Fund, S&P 500 Index Fund and the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares, unless otherwise provided by the terms of your plan or account. The Funds reserve the right to change the redemption fee criteria.

Your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds. If the Fund shares you are exchanging were held for less than 180 days, your Fund may charge a redemption fee as set forth in the Fund's fee table. You may place exchange orders through your Service Agent, and by telephone, if your account application permits. Your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange. But, if the Fund you exchange into is subject to minimum investment requirements, you must meet those requirements.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.


S&P 500 INDEX FUND
U.S. 5000 INDEX FUND
INTERNATIONAL INDEX FUND
FINANCIAL SERVICES INDEX FUND
HEALTH SCIENCES INDEX FUND
TECHNOLOGY INDEX FUND


Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

NASDAQ-100 INDEX FUND
SMALL CAP INDEX FUND
U.S. 1000 INDEX FUND
GLOBAL TITANS INDEX FUND

Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

U.S. BOND INDEX FUND
The U.S. Bond Index Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.

The U.S. Bond Index Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

TAX MATTERS
This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS. You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

BACKUP WITHHOLDING. The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS. Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXATION OF TRANSACTIONS. If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGERS

S&P 500 INDEX FUND
MANAGER. The S&P 500 Index Fund's manager is The Travelers Investment Management Company (TIMCO). TIMCO's address is One Tower Square, Hartford, Connecticut 06183-2030. TIMCO and SSB Citi Fund Management LLC (SSB Citi), the Fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world.

MANAGEMENT FEES. For its services, TIMCO received a fee during the S&P 500 Index Fund's last fiscal year equal on an annual basis to 0.15%, of the Fund's average daily net assets.

ADMINISTRATOR. The Fund's administrator is SSB Citi whose address is 388 Greenwich Street, New York, New York 10013.

ADMINISTRATION FEES. For its services, SSB Citi receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Fund's average daily net assets. The administrator waived all of its fees during the S&P 500 Index Fund's last fiscal year.


NASDAQ-100 INDEX FUND
SMALL CAP INDEX FUND
U.S. 1000 INDEX FUND
GLOBAL TITANS INDEX FUND
FINANCIAL SERVICES INDEX FUND
HEALTH SCIENCES INDEX FUND
TECHNOLOGY INDEX FUND
U.S. BOND INDEX FUND

MANAGER. SSB Citi supervises the overall management of each Fund. SSB Citi is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Funds.
As of December 31, 2000, State Street managed approximately $    billion in
assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

On or about May 1, 2001, State Street expects to transfer its asset management
business to its newly formed affiliate,                  . State Street
anticipates that the current State Street personnel will continue to advise the Funds through this new affiliate.

MANAGEMENT FEES. For the year ended December 31, 2000, each Fund paid SSB Citi and the subadviser an aggregate management fee at the rates noted below:



-------------------------------------------------------------------
                                     FEE, AS PERCENTAGE OF
      FUND                         AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------
 Nasdaq-100 Index Fund                       0.30%
-------------------------------------------------------------------
 Small Cap Index Fund                        0.30%
-------------------------------------------------------------------
 U.S. 1000 Index Fund                        0.25%
-------------------------------------------------------------------
 Global Titans Index Fund                    0.35%
-------------------------------------------------------------------
 Financial Services Index Fund               0.50%
-------------------------------------------------------------------
 Health Sciences Index Fund                  0.50%
-------------------------------------------------------------------
 Technology Index Fund                       0.50%
-------------------------------------------------------------------
 U.S. Bond Index Fund                        0.15%
-------------------------------------------------------------------


U.S. 5000 INDEX FUND
INTERNATIONAL INDEX FUND

MANAGER. U.S. 5000 Index Fund and International Index Fund are feeder funds in a master/ feeder structure. Accordingly, these funds do not buy individual securities directly. Barclays Global Fund Advisors (BGFA) is the manager of each of the Master Portfolios in which the Funds invest. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. BGFA has provided asset management, administration and advisory services for over 25 years.

MANAGEMENT FEES. For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the US Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio. For the International Index Fund, BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

ADMINISTRATOR. The Funds' administrator is
SSB Citi.

ADMINISTRATION FEES. For its services, SSB Citi receives a fee equal on an annual basis to 0.15% of each of the U.S. 5000 Index and International Index Funds' average daily net assets.

DISTRIBUTION ARRANGEMENTS

Each Fund other than Financial Services Index Fund, Health Sciences Index Fund and Technology Index Fund offers two classes of shares, Citi Index Shares and Smith Barney Index Shares. The Financial Services Index Fund, Health Sciences Index Fund and Technology Index Fund offer only Citi Index Shares. The Citi Index Shares and Smith Barney Index Shares have different expense levels. Only Citi Index Shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Citi Index Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

APPENDIX



GLOBAL TITANS INDEX SHARES

"Dow Jones" and "Dow Jones Global Titans Index(SM)" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SSB Citi, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Global Titans Index Fund.

DOW JONES DOES NOT:

    [ ] Sponsor, endorse, sell or promote the Fund.

    [ ] Recommend that any person invest in the Fund or any other securities.

    [ ] Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.

    [ ] Have any responsibility for the administration, management or marketing of the Fund.

    [ ] Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Global Titans Index or have any obligation to do so.

-------------------------------------------------------------------------------
 Dow Jones will not have any liability in connection with the Fund.
 Specifically,

    o Dow Jones does not make any warranty, express of implied, and Dow Jones disclaims any warranty about:

    o The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Global Titans Index and the data included in the Global Titans Index;

    o   The accuracy or completeness of the Global Titans Index and its data;

    o The merchantability and the fitness for a particular purpose or use of the Global Titans Index and its data;

    o Dow Jones will have no liability for any errors, omissions or interruptions in the Global Titans Index or its data;

    o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

 The licensing agreement between SSB Citi and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
-------------------------------------------------------------------------------

NASDAQ-100 INDEX SHARES
The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SSB Citi Fund Management LLC is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SSB Citi or the Fund. Nasdaq has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF THE NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P 500 INDEX SHARES
The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SSB Citi is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SSB Citi or the Fund. S&P has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SMALL CAP INDEX SHARES
U.S. 1000 INDEX SHARES
Neither the U.S. 1000 Index Fund nor the Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the indexes are based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

INTERNATIONAL INDEX SHARES
International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the MSCI EAFE(R) Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the MSCI EAFE(R) Free Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the MSCI EAFE(R) Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, SSB CITI'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL SERVICES INDEX SHARES
HEALTH SCIENCES INDEX SHARES
TECHNOLOGY INDEX SHARES
The Funds are not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. Goldman Sachs makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the GSTI Composite Index, GSSI Healthcare Index and GSSI Financials Index to track the appropriate sector stock market performance. Goldman Sachs' only relationship to SSB Citi, the subadviser or the Funds is the licensing of certain trademarks and trade names of Goldman Sachs and of the Indexes which are determined, composed and calculated by Goldman Sachs without regard to SSB Citi, the subadviser or the Funds. Goldman Sachs has no obligation to take the needs of SSB Citi, the subadviser, the Funds, or their shareholders into consideration in determining, composing or calculating the Indexes. Goldman Sachs is not responsible for and has not participated in the determination of the prices and the amount of the Funds or the timing of the issuance or sale of shares of the Funds or in the determination or calculation of the redemption price per share. Goldman Sachs has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Goldman Sachs does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein, and Goldman Sachs hereby expressly disclaims any and all liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to results to be obtained by the Funds, their shareholders, or any other person or entity from the use of the Indexes or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, Goldman Sachs hereby expressly disclaims any and all liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

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

                     [This page intentionally left blank]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders, once available. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for a Fund list its portfolio holdings and describe its performance.

To obtain free copies of the Funds' SAI and the Funds' Annual and Semi-Annual Reports, when available, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484]. The S&P 500 Index Fund, the U.S. 5000 Index Fund, and the International Index Fund send only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Citi is a service mark of Citicorp.

SEC File Number


Citi Nasdaq-100 Index Shares (a class of Citi Nasdaq-100 Index Fund)
Citi Small Cap Index Shares (a class of Citi Small Cap Index Fund)
Citi U.S. 1000 Index Shares (a class of Citi U.S. 1000 Index Fund)
Citi Global Titans Index Shares (a class of Citi Global Titans Index Fund) Citi Financial Services Index Shares (a class of Citi Financial Services Index
Fund)
Citi Health Sciences Index Shares (a class of Citi Health Sciences Index Fund) Citi Technology Index Shares (a class of Citi Technology Index Fund)
Citi U.S. Bond Index Shares (a class of Citi U.S. Bond Index Fund)    811-4006


Citi S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund)
Citi U.S. 5000 Index Shares (a class of Smith Barney U.S. 5000 Index Fund) Citi International Index Shares (a class of Smith Barney International Index
Fund)                                                                811-06444

CITI1127

                                                                     PROSPECTUS
                                                                    MAY 1, 2001

Citi(SM) FORTUNE 500(R) Index Fund

Citi(SM) FORTUNE e-50(TM) Index Fund


Citi FORTUNE 500 Index Shares and
Smith Barney FORTUNE 500 Index Shares
Citi FORTUNE e-50 Index Shares and
Smith Barney FORTUNE e-50 Index Shares



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUNDS...................................................................
    INDEXING................................................................
    CITI FORTUNE 500 INDEX FUND.............................................
    CITI FORTUNE e-50 INDEX FUND............................................

YOUR ACCOUNT................................................................
    HOW TO BUY SHARES.......................................................
    CITITRADE INVESTING.....................................................
    INVESTMENT MINIMUMS.....................................................
    HOW THE PRICE OF YOUR SHARES IS CALCULATED..............................
    HOW TO SELL SHARES......................................................
    SHARE CERTIFICATES......................................................
    EXCHANGES...............................................................
    DIVIDENDS...............................................................
    TAX MATTERS.............................................................

MANAGEMENT OF THE FUNDS.....................................................
    MANAGER.................................................................
    DISTRIBUTION ARRANGEMENTS...............................................

APPENDIX....................................................................

THE FUNDS

INDEXING

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock market index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

CITI(SM) FORTUNE 500(R) INDEX FUND

THE FUND'S GOAL IS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES, CORRESPOND TO THE PERFORMANCE OF THE FORTUNE 500 INDEX.

THE INDEX

The FORTUNE 500 Index is a capitalization-weighted index that tracks the price-only and total rate of return performance of an investable subset of the annual FORTUNE 500 List of the largest companies in the United States ranked on the basis of total operating revenue. As of December 31, 2000, the Index consisted of ___ companies representing ___ issues. The number of companies and listed issues that comprise the Index will vary over time. The FORTUNE 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the FORTUNE 500 Index's performance. The FORTUNE 500 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses. For more information regarding the FORTUNE 500 Index, please see the Appendix.

PRINCIPAL STRATEGIES

KEY INVESTMENTS. Citi FORTUNE 500 Index Fund may use replication or sampling techniques to track the performance of the FORTUNE 500 Index. Normally, the Fund invests at least 80% of its assets in common stocks included in the Index. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.

SELECTION PROCESS. The FORTUNE 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST

The FORTUNE 500 Index Fund may be an appropriate investment if you:

    o Are seeking to participate in the long-term growth potential of large U.S. companies
    o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
    o Are willing to accept the risks of the stock market

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. If the Fund uses a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS

MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The FORTUNE 500 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

CHANGE OF INDEX. The Fund may, in the future, track the performance of a different stock market index. If the Fund tracks a different index, shareholders will be notified and the Fund will change its name.

FUND PERFORMANCE

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Citi FORTUNE 500 Index Shares or Smith Barney FORTUNE 500 Index Shares.


-------------------------------------------------------------------------------
Fee Table
-------------------------------------------------------------------------------
SHAREHOLDER FEES
fees paid directly from your investment               Citi Index   Smith Barney
                                                        shares     Index shares
                                                         None         None
-------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
-------------------------------------------------------------------------------
Management fees                                              0.34%      0.34%
Distribution (12b-1) fees                                    None       0.20%
Other expenses(1)                                            0.09%      0.09%
Total annual operating expenses                              0.43%      0.63%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.09%. This cap is voluntary and may be modified or terminated at any time.

-------------------------------------------------------------------------------
Expenses on a $10,000 investment
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you reinvest all dividends;

    o you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR               3 YEARS
----------------------------------------------------------------------
CITI FORTUNE 500 INDEX SHARES              $44                  $138

SMITH BARNEY FORTUNE 500
  INDEX SHARES                             $64                  $202

CITI(SM) FORTUNE E-50(TM) INDEX FUND

THE FUND'S GOAL IS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES, CORRESPOND TO THE PERFORMANCE OF THE FORTUNE E-50 INDEX.

THE INDEX

The FORTUNE e-50 Index is a modified capitalization-weighted index that tracks the price-only and total rate of return performance of 50 U.S. publicly-traded securities selected from the following sub-sectors of the Internet economy:

o     E-Companies
o     Internet Communications Companies
o     Internet Hardware Companies
o     Internet Software and Services Companies

The FORTUNE e-50 Index includes companies whose principal operations are in the U.S. and whose shares are traded on The Nasdaq National Market (the Nasdaq), The New York Stock Exchange (the NYSE) or the American Stock Exchange (the AMEX). Generally, FORTUNE will only consider stocks to be included in the Index if they have a trading history of at least six months on these markets but in no event shorter than three months. To be included in the Index, a company must generate a minimum of 10% of its total revenues from Internet activities but need not engage solely in Internet related activities. In selecting stocks for the Index, FORTUNE chooses companies that, in its opinion, best represent the Internet economy. The number of Index components and the identification of the four principal Internet sub-sectors may change over time.

The FORTUNE e-50 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses. For more information regarding the FORTUNE e-50 Index, please see the Appendix.

PRINCIPAL STRATEGIES

KEY INVESTMENTS. Citi FORTUNE e-50 Index Fund may use replication or sampling techniques to track the performance of the FORTUNE e-50 Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index.

The Fund's derivatives and investment techniques may include buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the FORTUNE e-50 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The FORTUNE e-50 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the companies included in the Index and their weightings. Like most index funds, the Fund will not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.


WHO MAY WANT TO INVEST

The Fund may be an appropriate investment if you:
    o Are seeking to participate in the long-term growth potential of Internet stocks
    o Are seeking capital appreciation and can tolerate significant short-term volatility
    o Are comfortable with the risks of the stock market
    o Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

SECTOR INVESTING RISK. The Fund's investment performance will be closely tied to the performance of the Internet sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the Internet sector and the securities of companies in that sector could react similarly to these or other developments. Internet companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The Internet sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the Internet sector has been volatile and may differ in direction and degree from that of the overall stock market.

NON-DIVERSIFICATION AND CONCENTRATION. The Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Also, the Fund's investments are concentrated in a particular sector of the economy. This means that the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. The Fund's share price is likely to be more volatile than those of other mutual funds, and the value of your investment in the Fund may rise or fall rapidly.

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund may purchase common stocks of the foreign companies included in the Index, if any. These securities are publicly traded on the NYSE, AMEX or Nasdaq. The Fund may be exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS

MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The FORTUNE e-50 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

CHANGE OF INDEX. The Fund may, in the future, track the performance of a different stock market index. If the Fund tracks a different index, shareholders will be notified and the Fund will change its name.

FUND PERFORMANCE

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Citi FORTUNE e-50 Index Shares or Smith Barney FORTUNE e-50 Index Shares.


-------------------------------------------------------------------------------
Fee Table
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES
fees paid directly from your investment               Citi Index   Smith Barney
                                                        shares     Index shares
Redemption fee paid to the Fund, charged only
on shares you sell within 180 days of buying them        0.75%         0.75%
-------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
-------------------------------------------------------------------------------
Management fees                                      0.50%            0.50%
Distribution (12b-1) fees                            None             0.20%
Other expenses(1)                                    0.25%            0.25%
Total annual operating expenses                      0.75%            0.95%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

-------------------------------------------------------------------------------
Expenses on a $10,000 investment
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you reinvest all dividends;

    o you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR     3 YEARS
------------------------------------------------------------------
CITI FORTUNE E-50 INDEX SHARES                    $77       $240

SMITH BARNEY FORTUNE E-50 INDEX SHARES            $97       $303

YOUR ACCOUNT

HOW TO BUY SHARES
-----------------

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer, financial intermediary, financial institution, or the distributor's financial consultants (each called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-995-0134 for information. You may purchase Smith Barney Index shares directly from a Fund, if you will own or hold your shares through a qualified retirement plan or are another investor eligible to buy shares directly from the Fund, by writing the transfer agent. For more information, call the Fund's transfer agent. Please specify whether you are purchasing Citi Index or Smith Barney Index shares. If you fail to specify, your order will be rejected.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution.

Each Fund has Monthly and Quarterly Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

CITITRADE(R) INVESTING
----------------------

Citi Index shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.cititrade.com is an inactive textual reference only, meaning that none of the information contained on the website (other than this prospectus) is part of this prospectus or is incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

Cititrade is a registered service mark of Citicorp.

INVESTMENT MINIMUMS
-------------------

Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                            INITIAL INVESTMENT          SUBSEQUENT INVESTMENTS
                          -----------------------      -------------------------
                          CITI INDEX  SMITH BARNEY     CITI INDEX  SMITH BARNEY
                          SHARES      INDEX SHARES     SHARES      INDEX SHARES
General                   $2000       $1000            $100        $50
IRAs, Self Employed
  Retirement Plans,
  Uniform Gift to Minor   $ 250       $ 250            $  50       $50
  Accounts
Qualified Retirement      $  25       $  25            $  25       $25
  Plans
Simple IRAs               $   1       $   1            $   1       $ 1
Monthly Systematic
  Investment Plans        $  25       $25              $  25       $25
Quarterly Systematic
  Investment Plans        $  50       $50              $  50       $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the CitiFunds family, if they own Citi Index Shares, or in the Smith Barney family if they own Smith Barney Index Shares.

The minimum initial or subsequent investment requirements may be changed or terminated at any time.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
------------------------------------------

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for Citi Index and Smith Barney Index shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund uses a rate believed to reflect the currency's fair value in U.S. dollars. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Funds' Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES
------------------

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If you own Citi Index shares and your account application permits, you may also make redemption requests by telephone.

If you own Smith Barney Index shares and you do not have a brokerage account, you may be eligible to make redemption requests (except for shares held in retirement plans) in amounts of up to $10,000 per day through the Fund. You must complete an authorization form to authorize telephone redemptions. Call the transfer agent at 1-800-995-0134 between 9 a.m. and 4 pm Eastern Time), Monday through Friday to make such a telephone redemption.

Cititrade customers may redeem shares by contacting a Cititrade account representative at 1-888-663-CITI[2484].

All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation for large redemptions or other unusual activity in your account. The Funds will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account without a redemption fee on a regular basis. You must have at least $10,000 (or $5,000 in the case of Smith Barney Index shares held in retirement plans) in your account to participate in this program. If you own Smith Barney Index shares and you wish to participate in a Systematic Withdrawal Plan, all of your dividends and distributions must be reinvested. For more information, please contact the Funds' sub-transfer agent at 1-800-995-0134 if you hold Citi Index shares or, if you hold your shares through a Service Agent, your Service Agent, or otherwise consult the Statement of Additional Information. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in its fee table, the FORTUNE e-50 Index Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, the Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares, unless otherwise provided by the terms of your plan or account. The Fund reserves the right to change the redemption fee criteria.

If you own Citi Index shares, your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. If you own Smith Barney Index shares and you have a brokerage account, your redemption proceeds will be placed in your account within three business days after your request to redeem shares is received; in all other cases, your redemption proceeds will be paid by check mailed to your address of record within three business days after your request to redeem shares is received. Your redemption proceeds may be delayed for up to ten days in the case of Citi Index shares or fifteen days in the case of Smith Barney Index shares if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. Each Fund may suspend telephone transactions. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES
---------

Citi Index shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds. Smith Barney Index shares may be exchanged for Smith Barney Index shares of any other funds provided that you meet the minimum investment amount required by that fund. If you own Smith Barney Index shares, you may also exchange shares for shares of other classes if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Salomon Smith Barney Financial Consultant or your dealer representative for more information. If you are exchanging shares of the Citi FORTUNE e-50 Index Fund held for less than 180 days, the Fund may charge a redemption fee as set forth in the Fund's fee table. You may place exchange orders through the transfer agent, in the case of Citi Index shares, or the sub-transfer agent, in the case of Smith Barney Index shares, or, if you hold your shares through a Service Agent, through your Service Agent. If you own Citi Index shares, you may place exchange orders by telephone if your account application permits. If you own Smith Barney Index shares and you do not have a brokerage account, you may be eligible to exchange shares through the Fund by telephone. You must complete an authorization form to authorize telephone transfers. The transfer agent or your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange. But, if the Fund you exchange into is subject to minimum investment requirements you must meet those requirements.

The exchange privilege may be changed or terminated at any time in the case of Citi Index shares. If you own Smith Barney Index shares, the Funds may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. You should be aware that you may have to pay taxes on your exchange.

SHARE CERTIFICATES
------------------

Each of the Funds issues share certificates to investors in the Smith Barney Index shares upon written request signed by all registered owners made to the sub-transfer agent.

If you hold share certificates, the transfer agent must receive the certificates, endorsed for transfer or with signed stock powers, before an exchange or redemption of the shares will become effective. In addition, if you hold share certificates you cannot participate in the Systematic Withdrawal Plans with respect to those shares.

DIVIDENDS
---------

Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

TAX MATTERS
-----------

This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS. You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

BACKUP WITHHOLDING. The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS. Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXATION OF TRANSACTIONS. If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
-------

SSB Citi supervises the overall management of each Fund. SSB Citi is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Funds. As of December 31, 1999, State Street managed approximately $672 billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

On or about May 1, 2001, State Street expects to transfer its asset management business to its newly formed affiliate. State Street anticipates that the current State Street personnel will continue to advise the Funds through this new affiliate.

MANAGEMENT FEES. Each Fund pays SSB Citi and the subadviser an aggregate management fee at the annual rates noted below:

          ---------------------------------------------------------
                                        FEE, AS PERCENTAGE OF
                    FUND               AVERAGE DAILY NET ASSETS
          ---------------------------------------------------------
          FORTUNE 500 Index Fund                0.34%
          ---------------------------------------------------------
          FORTUNE e-50 Index Fund               0.50%
          ---------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
-------------------------

The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. These classes have different expense levels. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Citi Index Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

APPENDIX

CITI FORTUNE 500 INDEX FUND

Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

FORTUNE 500 is a trademark of Time Inc., used under license. The FORTUNE 500 Index is licensed for use by SSB Citi Fund Management LLC (SSB Citi) in connection with the Citi FORTUNE 500 Index Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the Fund's shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

CITI FORTUNE E-50 INDEX FUND

Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

Selections are made by the FORTUNE Index Committee. Generally, the FORTUNE Index Committee chooses those companies that it believes best represent the Internet economy. In making its selection decisions, the FORTUNE Index Committee considers the largest companies that operate in the Internet economy based on total revenues as reported in recent filings with the SEC. The FORTUNE Index Committee may also consider other factors, such as trading on the U.S. options markets.

The FORTUNE Index Committee maintains a proprietary list of publicly traded companies determined to be operating in the Internet economy. This proprietary list serves as the basis for an information and trading market database, which is used for ongoing monitoring and screening purposes. Stocks in the database include current Index component stocks, otherwise-eligible non-Index stocks, and other stocks in the Internet economy that are not currently eligible for Index inclusion. From among the otherwise-eligible non-Index stocks, the FORTUNE Index Committee identifies the leading potential replacement stocks in each of the four principal Internet subsectors and assigns a priority ranking for the order in which such stocks would enter the Index as necessary.

FORTUNE e-50 is a trademark of Time Inc., used under license. The FORTUNE e-50 Index is licensed for use by SSB Citi Fund Management LLC (SSB Citi) in connection with the Citi FORTUNE e-50 Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the Fund's shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders, once available. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for a Fund list its portfolio holdings and describe its performance.

To obtain free copies of the Funds' SAI and the Funds' Annual and Semi-Annual Reports, when available, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484].

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Citi is a service mark of Citicorp.

SEC File Number

Citi FORTUNE 500 Index Fund
Citi FORTUNE e-50 Index Fund                    811-4006

                                [SB] Smith Barney
                                [MF] Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

                               P R O S P E C T U S


Smith Barney(R) S&P 500 Index Shares
Smith Barney(R) U.S. 5000 Index Shares
Smith Barney(R) International Index Shares
Smith Barney(R) U.S. 1000 Index Shares
Smith Barney(R) Small Cap Index Shares
Smith Barney(R) Global Titans Index Shares
Smith Barney(R) Nasdaq-100 Index Shares
Smith Barney(R) U.S. Bond Index Shares
----------------------------------------------
May 1, 2001


--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------


Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Smith Barney(R) S&P 500 Index Fund, Smith Barney(R) U.S. 5000 Index Fund, Smith Barney(R) International Index Fund, Citi(SM) U.S. 1000 Index Fund, Citi(SM) Small Cap Index Fund, Citi(SM) Global Titans Index Fund, Citi(SM) Nasdaq-100 Index Fund and Citi(SM) U.S. Bond Index Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime

Contents


Indexing................................................................
Investments, risks and performance
Smith Barney S&P 500 Index .............................................
Shares..................................................................
  Smith Barney U.S. 5000 Index Shares...................................
  Smith Barney International Index Shares...............................
  Smith Barney U.S. 1000 Index Shares...................................
  Smith Barney Small Cap Index Shares...................................
  Smith Barney Global Titans Index Shares...............................
  Smith Barney Nasdaq-100 Index Shares..................................
  Smith Barney U.S. Bond Index Shares...................................
  Management............................................................
Smith Barney Shares.....................................................
Buying shares...........................................................
Exchanging shares.......................................................
Redeeming shares........................................................
Other things to know about share transactions...........................
Dividends, distributions and taxes......................................
Share price.............................................................
Financial Highlights....................................................
  Smith Barney S&P 500 Index Shares.....................................
  Smith Barney U.S. 5000 Index Shares...................................
  Smith Barney International Index Shares...............................
Appendix................................................................

Indexing

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

Smith Barney S&P 500 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (S&P 500 Index).

The Index
The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies generally have a bigger impact on the performance of the Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The S&P 500 Index Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.

Selection process The S&P 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest
The S&P 500 Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

o   Are seeking an investment which tracks the performance of the S&P 500 Index

o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

o   Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager for the Fund seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments
The Fund may purchase common stocks and ADRs of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Risk return bar chart
This bar chart shows the performance of the Smith Barney S&P 500 Index Shares since inception through December 31, 1999, and, in the future, will show changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

                     Total Return for Smith Barney Shares*
                        Calendar year ended December 31

                                  [BAR CHART]

                                   99    20.03%

Quarterly returns:
(for the calendar quarter covered by the bar chart)
Highest: 14.62% in 4th quarter 1999; Lowest: (6.27)% in 3rd quarter 1999 Year to date return: (0.63)% as of 6/30/00

Risk return table
This table compares the average annual total return of the Smith Barney S&P 500 Index Shares for the periods shown with that of the S&P 500 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                                                       Since         Inception
                                        1 Year       Inception         Date
Smith Barney S&P 500 Index Shares       20.03%         23.53%         01/05/98*
S&P 500 Index                           21.04%         25.70%            **

*Smith Barney S&P 500 Index Shares were formerly called Class A shares.

**Index Comparison begins on January 5, 1998

Fee table
This table sets forth the fees and expenses you may pay if you buy and hold Smith Barney S&P 500 Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee           None

            Annual operating expenses (% of average net assets)(/1/)

expenses deducted from Fund assets
Management fees                              0.25%
Service (12b-1) fees                         0.20%
Other expenses(/1/)                          0.23%
                                             -----
Total annual operating expenses              0.68%
Expense reimbursement(/2/)                  (0.09%)
                                             -----
Net annual operating expenses                0.59%
                                             =====

(/1/) For the fiscal year ended November 30, 1999.
(/2/) Management has agreed to cap the Smith Barney S&P 500 Index Shares' net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year    3 Years   5 Years   10 Years
Smith Barney S&P 500 Index Shares    $69       $218     $379       $847

More About the Index
The bar chart below sets forth the annual total returns of the S&P 500 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

 All returns
presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                                  S&P 500 Index

                                  [BAR CHART]

                        Calendar years ended December 31
                                   90   (3.10)%
                                   91   30.47%
                                   92    7.62%
                                   93   10.08%
                                   94    1.32%
                                   95   37.58%
                                   96   22.96%
                                   97   33.36%
                                   98   28.58%
                                   99   21.04%


                                 S&P 500 INDEX
                                  [BAR GRAPH]
                           12/31/89          $10,000
                           12/31/90          $ 9,689
                           12/31/91          $12,635
                           12/31/92          $13,596
                           12/31/93          $14,963
                           12/31/94          $15,160
                           12/31/95          $20,850
                           12/31/96          $25,634
                           12/31/97          $34,184
                           12/31/98          $43,952
                           12/31/99          $53,199

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by SSB Citi Fund Management LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Smith Barney S&P 500 Index Shares.

For additional information, please see the Appendix or the Statement of Additional Information.

Smith Barney U.S. 5000 Index Shares

The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index (Wilshire 5000 Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index
The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The Nasdaq Stock Market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the U.S. stocks in the S&P 500 Index, and the stocks in the Wilshire 4500 Index.

Principal Strategies
Key investments The U.S. 5000 Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

Selection process The U.S. 5000 Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Index and determines which securities are to be purchased or sold to match or sample the Index. Also, the Fund's manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Investment Structure The U.S. 5000 Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, the US Equity Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

The US Equity Index Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other Master Portfolios--the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The US Equity Index Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.

As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The U.S. 5000 Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

Who may want to invest

The U.S. 5000 Index Fund may be an appropriate investment if you:

o  Are seeking to participate in the long term growth potential of U.S. stocks
o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
o  Are willing to accept the risks of the stock market

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund uses a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives In seeking to match the performance of their Indexes, the Master Portfolios may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolios may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Smith Barney U.S. 5000 Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee paid to the Fund, charged  only on shares you sell
  or exchange within 180 days of buying them                             0.75%
               Annual Operating expenses (% of average net assets)

expenses deducted from Fund assets

Management fee(/1/)                                                      0.23%
Service (12b-1) fees                                                     0.20%
Other expenses(/2/)                                                      0.25%
Total annual operating expenses(/3/)                                     0.68%

(/1/) The "Management fee" includes an investment management fee payable by the Master Portfolio and an administration fee payable by the Fund.

(/2/) The Fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is payable by the Master Portfolio, the Underlying Portfolios and the fund, and has been estimated based on expenses the Fund expects to incur during its first full fiscal year.

(/3/) Management has agreed to cap the Smith Barney U.S. 5000 Index Shares' other expenses at 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year         3 Years
Smith Barney U.S. 5000 Index Shares          $69            $218
More About the Index
The chart below sets forth the annual total returns of the Wilshire 5000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                               Wilshire 5000 Index

                                   [BAR CHART]
                                   90      (6.18)%
                                   91      34.2%
                                   92       8.97%
                                   93      11.28%
                                   94      (0.06)%
                                   95      36.45%
                                   96      21.21%
                                   97      31.29%
                                   98      23.43%
                                   99      28.98%

                              Wilshire 5000 Index
                                  [LINE GRAPH]
                             12/31/89    $10,000
                             12/31/90    $9,382
                             12/31/91    $12,591
                             12/31/92    $13,720
                             12/31/93    $15,268
                             12/31/94    $15,258
                             12/31/95    $20,819
                             12/31/96    $25,235
                             12/31/97    $33,132
                             12/31/98    $40,895
                             12/31/99    $51,482

"Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in the Fund.

Smith Barney International Index Shares
The Fund's goal is to provide long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (MSCI EAFE(R) Free Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index
The MSCI EAFE(R) Free Index is a broadly diversified index of approximately 1100 securities that are listed on the stock exchanges of European countries and Australia, New Zealand, Hong Kong, Japan, and Singapore and that is intended to represent broadly the performance of foreign stock markets. The Index is market-value weighted, so the larger of the companies included in the Index have a greater impact on the performance of the Index than the smaller companies. For this reason, issuers from certain countries or regions could be disproportionately represented in the Index from time to time. The MSCI EAFE(R) Free Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The MSCI EAFE(R) Free Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The International Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the MSCI EAFE(R) Free Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the MSCI EAFE(R) Free Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the Index.

Selection process The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect a sampling of the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Investment Structure The International Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, International Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The International Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

Who may want to invest
The International Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long term growth potential of international markets

o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives In seeking to match the performance of its Index, International Index Master Portfolio may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolio may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Foreign Securities The Fund is
exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks Money
Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Smith Barney International Index Shares.

                                Shareholder fees
fees paid directly from your investment

Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them.                              1.50%

              Annual operating expenses (% of average net assets)

expenses deducted from Fund assets Management fee(/1/)      0.40%
Service (12b-1) fees                                        0.20%
Other expenses(/2/)                                         0.25%
Total annual operating expenses(/3/)                        0.85%

(/1/) The "Management fee" includes an investment management fee payable by the Master Portfolio and an administration fee payable by the Fund.

(/2/) The Fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is payable by both the Master Portfolio and the Fund, and has been estimated based on expenses the Fund expects to incur during its first full fiscal year.

(/3/) Management has agreed to cap the Smith Barney International Index Shares' other expenses to 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends; . you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years
Smith Barney International Index Shares       $87       $271

More About the Index
The bar chart below sets forth the annual total returns of the MSCI EAFE(R) Free Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                             MSCI EAFE(R) Free Index

                        Calendar years ended December 31
                                  [BAR CHART]
                                90       (23.33)%
                                91        12.56%
                                92       (11.91)%
                                93        33.06%
                                94         8.04%
                                95        11.62%
                                96         6.45%
                                97         1.83%
                                98        20.42%
                                99        27.05%

                            MSCI EAFE(R) Free Index
                                  [LINE GRAPH]
                                12/31/89    $10,000
                                12/31/90    $ 7,667
                                12/31/91    $ 8,629
                                12/31/92    $ 7,602
                                12/31/93    $10,115
                                12/31/94    $10,928
                                12/31/95    $12,197
                                12/31/96    $12,984
                                12/31/97    $13,221
                                12/31/98    $15,921
                                12/31/99    $20,228

MSCI, Morgan Stanley Capital International, EAFE and MSCI EAFE Free Index are service marks of MSCI and have been licensed for use by SSB Citi Fund
Management LLC. The Smith Barney International Index Shares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representation regarding the advisability of investing in the Smith Barney International Index Shares. For additional information, please see the Appendix.

Smith Barney U.S. 1000 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.


The Index
The Russell 1000 Index measures the performance of the 1,000 largest U.S. public companies based on total market capitalization. As of December 31, 2000, the average market capitalization of companies in the Russell 1000 Index was approximately $____ billion, and the smallest company in the Russell 1000 Index had a market capitalization of approximately $___ billion. The Russell 1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


Principal Strategies
Key investments The U.S. 1000 Index Fund may use replication or sampling techniques to track the performance of the Russell 1000 Index. The Fund may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The U.S. 1000 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest
The U.S. 1000 Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks
o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
o Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


Investment Structure
The U.S. 1000 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.


Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. 1000 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged
  only on shares you sell or exchange
  within 180 days of buying them                            0.75%

Annual operating expenses (% of average net assets)(/1/)

expenses deducted from Fund assets

Management fees                                             0.25%
Distribution (12b-1) fees                                   0.20%
Other expenses                                              0.25%
Total annual operating expenses(/2/)                        0.70%


(1) Based on estimated expenses for the fiscal year ending December 31, 2001.

(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:


o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year         3 Years

Smith Barney U.S. 1000 Index Shares       $72            $224

More About the Index
The chart below sets forth the annual total returns of the Russell 1000 Index for each of the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Russell 1000 Index

                                  [BAR CHART]


                                  91         33.04%
                                  92          8.93%
                                  93         10.18%
                                  94          0.39%
                                  95         37.77%
                                  96         22.45%
                                  97         32.85%
                                  98         27.02%
                                  99         20.91%
                                  00         xxxxx%


                               Russell 1000 Index

                                  [LINE GRAPH]


                          12/31/91         $12,744
                          12/31/92         $13,882
                          12/31/93         $15,295
                          12/31/94         $15,354
                          12/31/95         $21,153
                          12/31/96         $25,901
                          12/31/97         $34,410
                          12/31/98         $43,709
                          12/31/99         $52,850
                          12/31/00         $______


The Russell 1000(R) Index is a trademark/service mark of Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Smith Barney Small Cap Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.


The Index
The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. public companies based on total market capitalization. As of December 31, 2000, the average market capitalization of companies in the Russell 2000 Index was approximately $___ million, and the largest company in the Index had a market capitalization of approximately $6 billion. The Russell 2000
Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


Principal Strategies
Key investments The Small Cap Index Fund may use replication or sampling techniques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Small Cap Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Russell 2000 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest
The Small Cap Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of U.S. small capitalization stocks
o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
o Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


Investment Structure
The Small Cap Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund does not have a full cendar year of performance, performance information for the Fund is not included in this prospectus.


Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Small Cap Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee paid to the Fund, charged
  only on shares you sell or exchange
  within 180 days of buying them                                 0.75%

Annual operating expenses (% of average net assets)(/1/)


expenses deducted from Fund assets

Management fees                                        0.30%
Distribution (12b-1) fees                              0.20%
Other expenses                                         0.25%
Total annual operating expenses(/2/)                   0.75%


(1) Based on estimated expenses for the fiscal year ending December 31, 2001.
(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.


                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year         3 Years

Smith Barney Small Cap Index Shares       $77           $240

More About the Index
The chart below sets forth the annual total returns of the Russell 2000 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Russell 2000 Index

                                  [BAR CHART]


                                91          46.04%
                                92          18.41%
                                93          18.88%
                                94          (1.82)%
                                95          28.45%
                                96          16.49%
                                97          22.36%
                                98          (2.55)%
                                99          21.26%
                                00          xxxxx%


                               Russell 2000 Index

                                  [LINE GRAPH]


                             12/31/91         $11,760
                             12/31/92         $13,925
                             12/31/93         $16,554
                             12/31/94         $16,252
                             12/31/95         $20,876
                             12/31/96         $24,319
                             12/31/97         $29,757
                             12/31/98         $29,000
                             12/31/99         $35,164
                             12/31/00         $______


Russell 2000(R) is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Smith Barney Global Titans Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index SM (Global Titans Index).

The Index
The Global Titans Index consists of securities of 50 companies, and includes some of the world's most well-known and well-established blue-chip companies. The Global Titans Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalizations of at least $20 billion. The Global Titans Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multi-national standard and, therefore, (1) may be headquartered anywhere in the world; (2) are market and industry leaders on a global level, rather than merely at a local level; and (3) have international exposure either from selling products outside their home markets or providing services to overseas clients. The companies whose securities comprise the Global Titans Index are selected from the 100 largest companies in the world, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.

Principal Strategies
Key investments The Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index.
The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Global Titans Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest
The Global Titans Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of U.S. and foreign large capitalization stocks
o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
o Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Foreign Securities The Fund may purchase common stocks and ADRs of the foreign companies included in its Index. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


Investment Structure
The Global Titans Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.


Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Global Titans Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee paid to the Fund, charged
  only on shares you sell or exchange
  within 180 days of buying them                            0.75%
Annual operating expenses (% of average net assets)(/1/)

expenses deducted from Fund assets

Management fees                                             0.35%
Distribution (12b-1) fees                                   0.20%
Other expenses                                              0.25%
Total annual operating expenses(/2/)                        0.80%


(1) Based on estimated expenses for the fiscal year ending December 31, 2001.


(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

                        Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year         3 Years

Smith Barney Global Titans Index Shares        $82            $255

More About the Index
Dow Jones, the sponsor of the Global Titans Index, calculates the value of the Index at three different times during the day, based on the close of various markets world-wide. For the purposes of tracking the performance of its bench-mark Index, the Fund will use the value of the Index calculated at the close of the U.S. markets.

Performance for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999.

"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by SSB Citi Fund Management LLC. The Fund is based on the Dow Jones Global Titans IndexSM, is not sponsored, endorsed sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.
For additional information, please see the Appendix.

Smith Barney Nasdaq-100 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

The Index
The Nasdaq-100 Index includes the largest (based on market capitalization) and most active non-financial domestic and international stocks listed on The Nasdaq Stock Market. The Nasdaq-100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq-100 Index's performance. The Nasdaq-100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The Nasdaq-100 Fund may use replication or sampling techniques to track the performance of the Nasdaq-100 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Nasdaq-100 Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

 Who may want to invest
The Nasdaq-100 Fund may be an appropriate investment if you:

o Are seeking to participate in the long term growth potential of U.S. stocks
o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
o Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq-100 Index

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Technology Risk Although the composition of the Index changes from time to time, many of the stocks in the Index may be issued by companies in the technology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund. Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments
The Fund may purchase common stocks and ADRs of the foreign companies included in the Nasdaq-100 Index. These securities are traded on The Nasdaq Stock Market. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
The Nasdaq-100 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.


Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Nasdaq-100 Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee paid to the Fund, charged
  only on shares you sell or exchange
  within 180 days of buying them                            0.75%

Annual operating expenses (% of average net assets)(1)

expenses deducted from Fund assets

Management fees                                             0.30%
Distribution (12b-1) fees                                   0.20%
Other expenses                                              0.25%
Total annual operating expenses*                            0.75%


(1) Based on estimated expenses for the fiscal year ending December 31, 2001.


* Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year         3 Years

Smith Barney Nasdaq-100 Index Shares           $77            $240

More About the Index
The chart below sets forth the annual returns of the Nasdaq 100 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particular, investors should note the performance of the Index for the past two calendar years was exceptional and will not likely be repeated.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                                Nasdaq-100 Index

                                  [BAR CHART]

                        Calendar years ended December 31

                                91          64.99%
                                92           8.86%
                                93          10.58%
                                94           1.50%
                                95          42.54%
                                96          42.54%
                                97          20.63%
                                98          85.31%
                                99         101.95%
                                00         xxxxxx%

                                Nasdaq-100 Index


                                  [LINE GRAPH]
                        NASDAQ-100 INDEX - LINE GRAPH
                   (in thousands)
                   DATE                    GROWTH OF $10,000
                  ------------------------------------------
                   1/31/91                      10,383.73
                   2/28/91                      11,174.04
                   3/31/91                      11,834.79
                   4/30/91                      11,778.94
                   5/31/91                      12,464.49
                   6/30/91                      11,356.31
                   7/31/91                      12,158.69
                   8/31/91                      12,839.99
                   9/30/91                      12,845.79
                  10/31/91                      13,067.83
                  11/30/91                      12,723.16
                  12/31/91                      14,781.14
                   1/31/92                      15,114.42
                   2/29/92                      15,452.40
                   3/31/92                      14,432.46
                   4/30/92                      13,753.83
                   5/31/92                      14,086.00
                   6/30/92                      13,457.64
                   7/31/92                      13,889.43
                   8/31/92                      13,369.62
                   9/30/92                      13,991.73
                  10/31/92                      14,705.20
                  11/30/92                      15,679.36
                  12/31/92                      16,091.49
                   1/31/93                      16,555.00
                   2/28/93                      15,687.41
                   3/31/93                      16,057.32
                   4/30/93                      15,187.27
                   5/31/93                      16,445.56
                   6/30/93                      16,356.89
                   7/31/93                      15,764.49
                   8/31/93                      16,648.39
                   9/30/93                      17,098.05
                  10/31/93                      17,467.52
                  11/30/93                      17,278.76
                  12/31/93                      17,793.43
                   1/31/94                      18,495.29
                   2/28/94                      18,413.98
                   3/31/94                      17,109.00
                   4/30/94                      16,675.21
                   5/31/94                      16,925.38
                   6/30/94                      16,096.65
                   7/31/94                      16,537.15
                   8/31/94                      17,776.46
                   9/30/94                      17,595.53
                  10/31/94                      18,453.30
                  11/30/94                      18,085.61
                  12/31/94                      18,061.04
                   1/31/95                      18,108.39
                   2/28/95                      19,322.23
                   3/31/95                      19,976.74
                   4/30/95                      20,977.91
                   5/31/95                      21,806.20
                   6/30/95                      24,036.87
                   7/31/95                      25,415.12
                   8/31/95                      25,767.60
                   9/30/95                      26,138.86
                  10/31/95                      26,750.93
                  11/30/95                      26,524.85
                  12/31/95                      25,743.48
                   1/31/96                      26,439.97
                   2/29/96                      27,825.38
                   3/31/96                      27,238.34
                   4/30/96                      29,786.66
                   5/31/96                      30,933.02
                   6/30/96                      30,258.87
                   7/31/96                      28,414.20
                   8/31/96                      29,645.47
                   9/30/96                      32,951.92
                  10/31/96                      33,595.70
                  11/30/96                      37,260.02
                  12/31/96                      36,694.86
                   1/31/97                      41,170.93
                   2/28/97                      37,994.93
                   3/31/97                      35,609.22
                   4/30/97                      39,079.63
                   5/31/97                      42,837.29
                   6/30/97                      42,768.02
                   7/31/97                      49,457.33
                   8/31/97                      47,989.28
                   9/30/97                      49,016.83
                  10/31/97                      45,552.22
                  11/30/97                      46,932.27
                  12/31/97                      44,264.69
                   1/31/98                      47,853.49
                   2/28/98                      53,348.61
                   3/31/98                      54,533.85
                   4/30/98                      55,760.65
                   5/31/98                      53,256.55
                   6/30/98                      59,746.60
                   7/31/98                      61,530.04
                   8/31/98                      50,945.64
                   9/30/98                      60,110.46
                  10/31/98                      62,569.39
                  11/30/98                      69,603.13
                  12/31/98                      82,025.27
                   1/31/99                      95,033.99
                   2/28/99                      86,013.46
                   3/31/99                      94,104.66
                   4/30/99                      95,444.90
                   5/31/99                      93,358.95
                   6/30/99                     102,609.98
                   7/31/99                     101,455.52
                   8/31/99                     107,082.04
                   9/30/99                     107,574.83
                  10/31/99                     117,829.72
                  11/30/99                     132,540.17
                  12/31/99                     165,650.30
                   1/31/00
                   2/29/00
                   3/31/00
                   4/30/00
                   5/31/00
                   6/30/00
                   7/31/00
                   8/31/00
                   9/30/00
                  10/31/00
                  11/30/00
                  12/31/00



The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by SSB Citi Fund Management LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. For additional information, please see the Appendix.

Smith Barney U.S. Bond Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R) (Lehman Bond Index).


The Index
The Lehman Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 2000, the Lehman Bond Index included more than _____ bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


Principal Strategies
Key investments The U.S. Bond Index Fund may use replication or sampling techniques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The U.S. Bond Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual bonds to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest

The U.S. Bond Index Fund may be an appropriate investment if you:

o Are seeking to participate in the bond market
o Are willing to accept the risks of the bond market

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of securities that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated lower returns than longer term debt securities. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

Interest Rate Risk In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

Credit Risk Some issuers may not make payments on debt securities held by the Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

Income Risk If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.

Prepayment and Extension Risk The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

Market Risk The Fund may not perform as well as other investments, if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities, or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's bond market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when bond prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

More on the Fund's Investments and Risks
Money market instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign investments
The Fund may purchase international U.S. dollar-denominated bonds included in its Index and is therefore exposed to the risks of investing in foreign securities, including currency, political, legal, regulatory and operational risks. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


Investment Structure
The U.S. Bond Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.


Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. Bond Index Shares.

                                Shareholder fees

fees paid directly from your investment

Redemption fee                                               None

             Annual operating expenses (% of average net assets)(1)

expenses deducted from Fund assets

Management fees                                             0.15%
Distribution (12b-1) fees                                   0.20%
Other expenses                                              0.25%
Total annual operating expenses*                            0.60%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001.
  * Management has agreed to cap the Fund's other expense at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you reinvest all dividends;
o you then sell all of your shares at the end of those periods;
o your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
o the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year         3 Years

Smith Barney U.S. Bond Index Shares       $61           $192

More About the Index
The chart below sets forth the average total returns of the Lehman Brothers Aggregate Bond Index for each of the past ten calendar years. The line graph below shows the growth of $10,000 investment in the bonds comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Lehman Bond Index

                                  [BAR CHART]


                                91             16%
                                92            7.4%
                                93           9.75%
                                94          (2.92)%
                                95          18.47%
                                96           3.63%
                                97           9.65%
                                98           8.69%
                                99          (0.82)%
                                00          xxxxxx%


                               Lehman Bond Index

                                  [LINE GRAPH]

                             12/31/91         $12,640
                             12/31/92         $13,575
                             12/31/93         $14,899
                             12/31/94         $14,464
                             12/31/95         $17,136
                             12/31/96         $17,759
                             12/31/97         $19,473
                             12/31/98         $21,165
                             12/31/99         $20,991
                             12/31/00         $______


Lehman Brothers Aggregate Bond Index(R) is a trademark of Lehman Brothers. The Fund is not sponsored, endorsed, sold or promoted by the Index, and the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

Management
S&P 500 Index Fund
Manager The S&P 500 Index Fund's manager is The Travelers Investment Management Company (TIMCO). TIMCO's address is One Tower Square, Hartford, Connecticut 06183-2030. TIMCO and SSB Citi Fund Management LLC (SSB Citi), the Fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees For its services, TIMCO received a fee during the S&P 500 Index Fund's last fiscal year equal on an annual basis to 0.15%, of the Fund's average daily net assets.

Administrator The Fund's administrator is SSB Citi whose address is 388 Greenwich Street, New York, New York 10013.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Fund's average daily net assets. The administrator waived all of its fees during the S&P 500 Index Fund's last fiscal year.


Nasdaq-100 Index Fund
Small Cap Index Fund
U.S. 1000 Index Fund
Global Titans Index Fund
U.S. Bond Index Fund

Manager SSB Citi supervises the overall management of each Fund. SSB Citi is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Funds. As of December 31, 2000, State Street managed approximately $___ billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

Management fees For the fiscal year ended December 31, 2000, each Fund paid SSB Citi an aggregate management fee at the rates noted below:

                                         Fee, as percentage of
                                      Fund average daily net assets

Nasdaq-100 Index Fund                             0.30%
Small Cap Index Fund                              0.30%
U.S. 1000 Index Fund                              0.25%
Global Titans Index Fund                          0.35%
U.S. Bond Index Fund                              0.15%


U.S. 5000 Index Fund
International Index Fund
Manager U.S. 5000 Index Fund and International Index Fund are feeder funds in a master/feeder structure. Accordingly, these funds do not buy individual securities directly. Barclays Global Fund Advisors (BGFA) is the manager of each of the Master Portfolios in which the Funds invest. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. BGFA has provided asset management, administration and advisory services for over 25 years.

Management fees For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the US Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio. For the International Index Fund, BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

Administrator The Funds' administrator is SSB Citi.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.15% of each of the U.S. 5000 Index and International Index Funds' average daily net assets.

Distribution Arrangements
The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. These classes have different expense levels. Only Smith Barney Shares are offered in this prospectus. The Funds do not charge any sales loads or deferred sales loads or other fees in connection with the purchase of Smith Barney Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Distribution plans Each Fund has adopted a Rule 12b-1 service plan for its Smith Barney Shares. Under the plan, Smith Barney Shares pay a service fee for the sale of shares and for services provided to shareholders. The fee for Smith Barney Shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each Fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as each Fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and account services.

Smith Barney Shares
You may purchase Smith Barney Shares which are sold at net asset value with no initial or deferred sales charge. Smith Barney Shares are subject to an ongoing service fee.

You may buy shares from:

o A broker-dealer, financial intermediary, financial institution or the distributor's financial consultants (each called a "Service Agent")
o The Fund, but only if you are investing through certain qualified plans or certain Service Agents

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                                       Initial       Additional
General                                                $1,000          $50

IRAs, Self Employed Retirement Plans, Uniform Gift
  to Minor Accounts                                    $  250          $50
Qualified Retirement Plans*                            $   25          $25
Simple IRAs                                            $    1          $
Monthly Systematic Investment Plans                    $   25          $25
Quarterly Systematic Investment Plans                  $   50          $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Buying shares
    Through a       You should contact your Service Agent to open a brokerage
Service Agent       account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    o Class of shares being bought
                    o Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

    Through a       Certain investors who are clients of certain Service Agents
         Fund       are eligible to buy shares directly from a Fund.

                    o Write the Funds at the following address:

                      (Specify Fund)
                      c/o Boston Financial Data Services
                      P.O. Box 9083
                      Boston, MA 02205-9083

                    o Enclose a check made payable to the applicable Fund to
                      pay for the shares. For initial purchases, complete and send an account application
                    o For more information, call the transfer agent at
                      1-800-995-0134.
--------------------------------------------------------------------------------

    Through a
   systematic       You may authorize your Service Agent or the sub-transfer
   investment       agent to transfer funds automatically from (i) a regular
         plan       bank account (ii) cash held in a brokerage account opened
                    with a Service Agent or (iii) certain money market funds in order to buy shares on a regular basis.

                    o Amounts transferred should be at least $25 monthly or $50 quarterly

                    o If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                    For more information, contact your Service Agent or the transfer agent or consult the Statement of Additional Information ("SAI").
--------------------------------------------------------------------------------

Exchanging shares

 Smith Barney       Each Fund is exchangeable into the other.
     offers a
  distinctive       You should contact your Service Agent to exchange into the
    family of       Funds. An exchange is a taxable transaction and may be
        funds       subject to a redemption fee.
  tailored to
help meet the       o You may exchange shares only for shares of the same class varying needs
of both large       o You may also exchange Fund shares or shares of other
    and small         classes if you are participating in certain fee based
    investors         advisory programs or employer-sponsored retirement plans.
                      For further information please contact your Service Agent.

                    o You must meet the minimum investment amount for each fund
                      (except for systematic exchanges)

                    o The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges


                    o As indicated in each Fund's fee table, excluding the
                      S&P 500 Index Fund and the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee.


--------------------------------------------------------------------------------

By telephone        If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-995-0134 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                    You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------

By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on page 73.
--------------------------------------------------------------------------------

Redeeming shares

Generally           Contact your Service Agent to redeem shares of a Fund.


                    The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, excluding the S&P 500 Index Fund and the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares. The Funds reserve the right to change the redemption fee criteria.


                    If the shares are held by a fiduciary or corporation, other documents may be required.

                    Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                    If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------

By mail For accounts held directly at a Fund, send written requests to the Fund at the following address:
                         (Specify Fund)
                         Boston Financial Data Services
                         P.O. Box 9083
                         Boston, MA 02205-9083

                    Your written request must provide the following:

                    o The Fund and account number
                    o The class of shares and the dollar amount or number of
                      shares to be redeemed
                    o Signatures of each owner exactly as the account is
                      registered

--------------------------------------------------------------------------------

By telephone        If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the Fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
                    Stock Exchange is open. Call the transfer agent at 1-800-995-0134 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                    Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH).

--------------------------------------------------------------------------------

    Automatic       You can arrange for the automatic redemption of a portion of
         cash       your shares on a monthly or quarterly basis without a
   withdrawal       redemption fee. To qualify you must own shares of the fund
        plans       with a value of at least $10,000 ($5,000 for retirement plan accounts).

                    The following condition applies:

                    o All dividends and distributions must be reinvested For
                      more information, contact your Service Agent or consult the SAI.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

o Name of the Fund
o Account number
o Class of shares being bought, exchanged or redeemed
o Dollar amount or number of shares being bought, exchanged or redeemed
o Signature of each owner exactly as the account is registered

The Fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming over $50,000
o Are sending signed stock powers to the sub-transfer agent
o Instruct the sub-transfer agent to mail the check to an address different from the one on your account
o Changed your account registration
o Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each Fund has the right to:

o Suspend the offering of shares
o Waive or change minimum and additional investment amounts
o Reject any purchase or exchange order
o Change, revoke or suspend the exchange privilege
o Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of Fund shares, a Fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the Fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SSB Citi may determine that a pattern of frequent exchanges is detrimental to a Fund's performance and other shareholders. Each Fund may limit additional purchases and/or exchanges by a shareholder.

Dividends, distributions and taxes
Dividends
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.


Nasdaq-100 Index Fund
Small Cap Index Fund
U.S. 1000 Index Fund
Global Titans Index Fund


Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

S&P 500 Index Fund
U.S. 5000 Index Fund
International Index Fund
Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

U.S. Bond Index Fund
The U.S. Bond Index Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.

The U.S. Bond Index Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Taxes
This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

Taxation Of Distributions You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains no matter how long you have held your shares. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal income tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Backup Withholding The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

Foreign Shareholders Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Taxation Of Transactions If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Share price
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Redeeming Shares" above for additional information. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each Fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the Fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all order to buy, exchange or redeem shares to the Fund's sub-transfer agent before the sub-transfer agent's close of business.

U.S. 5000 Index Fund and International Index Fund
The Master Portfolio for each Fund is valued daily by the Master Portfolio and a Master Portfolio's net asset value is part of the calculation of the Fund's net asset value.

The assets of each feeder fund include its investments in a Master Portfolio, plus cash and any other assets. Each feeder fund's investment in a Master Portfolio is valued at the feeder fund's proportionate interest in the net assets of a Master Portfolio. Each Master Portfolio calculates the net assets on the same days and at the same time as the Fund.

Each Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, BGFA estimates the securities' fair value in accordance with guidelines approved by the applicable Master Portfolio's Board of Trustees.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the Fund's agent before the agent's close of business.

Financial highlights


To be filed by amendment.

Appendix

Nasdaq-100 Index Shares
The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SSB Citi Fund Management LLC is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SSB Citi or the Fund. Nasdaq has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF THE NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P 500 Index Shares
The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SSB Citi is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SSB Citi or the Fund. S&P has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-IN ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Small Cap Index Shares
U.S. 1000 Index Shares
Neither the U.S. 1000 Index Fund nor the Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the indexes are based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Global Titans Index Shares
"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SSB Citi, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Global Titans Index Fund.

Dow Jones does not:

o Sponsor, endorse, sell or promote the Fund.
o Recommend that any person invest in the Fund or any other securities.
o Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.
o Have any responsibility for the administration, management or marketing of the Fund.
o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Global Titans Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund.

Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
o The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Global Titans Index and the data included in the Global Titans Index;
o The accuracy or completeness of the Global Titans Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Global Titans Index and its data;
o Dow Jones will have no liability for any errors, omissions or interruptions in the Global Titans Index or its data;
o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between SSB Citi and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

International Index Shares
International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the MSCI EAFE(R) Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the MSCI EAFE(R) Free Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the MSCI EAFE(R) Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, SSB CITI'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professionally Managed. SM

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a Fund's investments. These reports discuss the market conditions and investment strategies that affected the Fund's performance.

Each Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a Fund and is incorporated by reference into (is a legally part of) this prospectus.

You can make inquiries about a Fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the Fund at 1-800-995-0134, or by writing to the Fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.


SMYour Serious Money. Professionally Managed. is a service mark of Salomon
  Smith Barney Inc.
Smith Barney is a registered service mark of Salomon Smith Barney Inc.
Citi is a service mark of Citicorp.
Smith Barney Nasdaq-100 Index Shares (a class of Citi Nasdaq-100 Index Fund) Smith Barney Small Cap Index Shares (a class of Citi Small Cap Index Fund) Smith Barney U.S. 1000 Index Shares (a class of Citi U.S. 1000 Index Fund) Smith Barney Global Titans Index Shares (a class of Citi Global Titans Index
  Fund)
Smith Barney U.S. Bond Index Shares (a class of Citi U.S. Bond Index Fund)


(SEC file no. 811-4006)

Smith Barney S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund) Smith Barney U.S. 5000 Index Shares (a class of Smith Barney U.S. 5000
   Index Fund)
Smith Barney International Index Shares (a class of Smith Barney International
   Index Fund)

Each a Series of Smith Barney Investment Trust

(SEC file no. 811-06444)

                                                                    Statement of
                                                          Additional Information
                                                                     May 1, 2001

Citi(SM) Nasdaq-100 Index Fund            Citi(SM) U.S. Bond Index Fund
Citi(SM) Small Cap Index Fund             Citi(SM) Global Titans Index Fund
Citi(SM) U.S. 1000 Index Fund             Citi(SM) Financial Services Index Fund
Citi(SM) Technology Index Fund            Citi(SM) Health Sciences Index Fund


         CitiFunds Trust I (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers two classes of shares of Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund and Citi U.S. Bond Index Fund, and one class of shares of Citi Financial Services Index Fund, Citi Health Sciences Index Fund, and Citi Technology Index Fund (collectively, the "Funds"), to which this Statement of Additional Information relates. The address and telephone number of the Trust are 388 Greenwich Street, New York, New York 10013, (800) 451-2010.


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                       PAGE
 1.  The Trust .......................................................__
 2.  Investment Objectives and Policies ..............................__
 3.  Description of Permitted Investments and Investment Practices ...__
 4.  Investment Restrictions .........................................__
 5.  Performance Information and Advertising .........................__
 6.  Determination of Net Asset Value; Valuation of Securities .......__
 7.  Additional Information on the Purchase and Sale of Fund Shares ..__
 8.  Management ......................................................__
 9.  Portfolio Transactions ..........................................__
10.  Description of Shares, Voting Rights and Liabilities  ...........__
11.  Tax Matters .....................................................__
12.  Financial Statements ............................................__
13.  Other Information ...............................................__


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated May 1, 2001, by which Citi Index Shares of the Funds are offered, or the Prospectus dated May 1, 2001 by which the Smith Barney Index Shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the applicable Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page __ hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. Please call 1-800-995-0134 toll free to obtain a Prospectus and Annual Report for the Citi Index Shares. A Cititrade customer may obtain copies of the Citi Index Shares' Prospectus and Annual Report without charge on the Cititrade website at www.cititrade.com or by calling 1-888-663-CITI [2484]. Please call 1-800-451-2020 toll free to obtain a Prospectus and Annual Report for the Smith Barney Index Shares.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE TRUST


         CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to eight funds offered by the Trust - Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund, Citi Financial Services Index Fund, Citi Health Sciences Index Fund, Citi Technology Index Fund, and Citi U.S. Bond Index Fund (collectively, the "Funds"). Each Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund.

         Each Fund other than Citi Financial Services Index Fund, Citi Health Services Index Fund and Citi Technology Index Fund offers two classes of shares, referred to as "Citi Index Shares" and "Smith Barney Index Shares" as follows:
Citi Nasdaq-100 Index Fund - Citi Nasdaq-100 Index Shares and Smith Barney Nasdaq-100 Index Shares; Citi Small Cap Index Fund - Citi Small Cap Index Shares and Smith Barney Small Cap Index Shares; Citi U.S. 1000 Index Fund - Citi U.S. 1000 Index Shares and Smith Barney U.S. 1000 Index Shares; Citi Global Titans Index Fund - Citi Global Titans Index Shares and Smith Barney Global Titans Index Shares; and Citi U.S. Bond Index Fund - Citi U.S. Bond Index Shares and Smith Barney U.S. Bond Index Shares. Citi Financial Services Index Fund, Citi Health Sciences Index Fund, and Citi Technology Index Fund offer only Citi Index Shares.


         SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") supervises the overall management of the Funds and also provides certain administrative services to each of the Funds. The selection of investments for the Funds and the way they are managed depend upon the Indexes which they track and the conditions and trends in the economy and the financial marketplaces.


         SSB Citi has delegated the daily management of the Funds to State Street Bank and Trust Company ("State Street"), which acts as subadviser through its State Street Global Advisors division. On or about May 1, 2001, State Street will transfer its asset management operations to a newly created affiliate. Thereafter that State Street affiliate will act as subadviser to the Funds.


         The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by Salomon Smith Barney, Inc., the Funds' distributor ("Salomon Smith Barney" or the "Distributor").

         At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. In the future, however, one or more of the Funds may convert to a master/feeder investment structure. In the master/feeder investment structure, a Fund, instead of investing directly in securities, would invest in a mutual fund with the same investment goals and policies as the Fund's. The underlying mutual fund, referred to as a portfolio, would buy, hold and sell securities in accordance with these policies. Of course, there could be no assurance that a Fund or its portfolio would achieve their goals.

         If a Fund invests using the master/feeder structure, all references in this Statement of Additional Information to a Fund include that Fund's underlying portfolio unless the context otherwise requires.

                      2. INVESTMENT OBJECTIVES AND POLICIES

         The investment objective (or goal) of each Fund is as follows:


CITI NASDAQ-100 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

CITI SMALL CAP INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

CITI U.S. 1000 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

CITI GLOBAL TITANS INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index(SM).

CITI FINANCIAL SERVICES INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Sector Index - Financials (GSSI Financials Index).

CITI HEALTH SCIENCES INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Sector Index - Healthcare (GSSI Healthcare Index).

CITI TECHNOLOGY INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Goldman Sachs Technology (GSTI(TM) Composite) Index.

CITI U.S. BOND INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R).

         The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

         Each Fund invests primarily in securities of companies and other issuers that make up its corresponding Index or uses derivatives or other investment techniques to match, as closely as possible, the performance of its Index. Each Fund may also use various investment techniques, such those described in the Prospectuses and described under "Description of Permitted Investments and Investment Practices," below.

         The Prospectuses contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment policies and techniques of each Fund.

                     3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

         The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectuses. The selection of investments and the utilization of investment techniques depend on, among other things, the Indexes the Funds track, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.

ALL FUNDS

BANK OBLIGATIONS

         Each of the Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation as well as governmental action in the country in which a foreign bank has its head office. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the portfolio managers carefully evaluate such investments on a case-by-case basis.

         Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS

         Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The portfolio managers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         Each Fund, other than the U.S. Bond Index Fund, also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The U.S. Bond Index Fund invests in additional debt securities (See "Additional Information Regarding the U.S. Bond Index Fund" below). A Fund, other than the U.S. Bond Index Fund, will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The portfolio managers will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other open-end, management investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

RULE 144A SECURITIES

         Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FLOATING AND VARIABLE-RATE OBLIGATIONS

         Each Fund may purchase floating- and variable-rate obligations. A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations, which are not so rated only if the portfolio managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which each Fund may invest. The portfolio managers, on behalf of the Fund, consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Each Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

ILLIQUID SECURITIES

         Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES

         If included in the Fund's Index, a Fund may invest in foreign securities, including common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

         If foreign securities are included in the Fund's Index, each Fund may invest in foreign securities through American Depository Receipts ("ADRs"), Canadian Depository Receipts ("CDRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         From time to time, investments in other investment companies may be the most effective available means by which a Fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses.

         Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

         If foreign securities are included in the Fund's Index, a Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

         Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. A Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Funds. The Funds may enter into repurchase agreements only with respect to securities of the type in which they may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and require that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The portfolio managers monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

SECURITIES LOANS

         Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the portfolio managers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Fund will enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Fund receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund, the Manager, or the Subadviser.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward-commitment basis before settlement when deemed appropriate by the Manager or the subadviser. Securities purchased on a when-issued or forward-commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

         Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SHORT SALES

         The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Thus a Fund's losses on short sales are potentially unlimited. The Funds may also engage in short sales of non-U.S. currencies as described under "Foreign Currency Exchange Transactions" below.


ECONOMIC AND MONETARY UNION (EMU).

      EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including:

      (i) monetary and economic union on this scale has never before been attempted;

      (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions;

      (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Funds' portfolios;

      (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and

      (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time.

      These and other facts may cause market disruption and could adversely affect European securities and currencies held by the Funds.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         If included in a Fund's Index, a Fund may invest in foreign securities which involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A Fund may also purchase and sell foreign currency futures contracts (see "Futures Contracts" below).

         Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the portfolio managers believe that a foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the portfolio managers believe that the U.S. dollar may suffer a substantial decline against the foreign currency, the Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

         Each Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the portfolio managers believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Currency exchange dealers may, however, realize a profit on the difference (the "spread") between the prices at which they are buying and selling various currencies. The portfolio managers consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

         At the maturity of a forward contract, a Fund will either deliver the non-U.S. currency or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

         Where a Fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

         The Funds may also engage in short sales of non-U.S. currencies in which a Fund would sell a currency that it did not own in anticipation of a fall in the value of that currency relative to U.S. dollars or another foreign currency. In order for the Fund to deliver the currency sold short, it would be required to purchase the currency. If the expected decline occurs, the Fund would gain the difference between the price at which it sold the currency, and the price it paid for the currency. However, if the price of the currency increases, the Fund would suffer a loss to the extent that the purchase price of the currency exceeds the price of the currency it sold short. A Fund's losses on such short sales are potentially unlimited.

         Each Fund has established procedures consistent with policies of the SEC concerning forward contracts and short sales. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

         The Funds may purchase put options on a currency in an attempt to protect against currency-rate fluctuations. When a Fund purchases a put option on a currency, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the Fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each Fund may purchase put or call options on currencies, even if the Fund does not currently hold or intend to purchase securities denominated in such currencies.

         The benefit to the Fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

         The Funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a Fund anticipates a decline in the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received. If the expected decline does not occur, the Fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A Fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the Fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.

         Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each of the Funds may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the CFTC. In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a Fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.

         The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a Fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States or at the Manager's or Subadviser's place of business, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

         In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the portfolio managers are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the Funds.

         Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Funds may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. For example, the Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the Fund's holdings denominated in the currency sold.

         Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

         Each of the Funds may also purchase and sell foreign currency futures contracts as more fully discussed under "Futures Contracts" below, and engage in currency swaps and other similar transactions as more fully discussed under "Swaps and Related Transactions" below.

         Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. It should also be realized that transactions entered into to protect the value of a Fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

         Furthermore, the Funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

OPTIONS

         Each of the Funds may write call and put options and purchase call and put options on securities for hedging and nonhedging purposes. Call and put options written by a Fund will be covered in the manner set forth below, or the Fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

         A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the Fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the Fund from risk of loss.

         When a Fund writes a call option, the Fund, in return for a fee, or "premium," agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the Fund holds the security in question, the Fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The Fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the Fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the Fund does not hold the underlying security, the Fund's loss could be unlimited.

         A Fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option written by the Fund gives the holder the right to sell, and, in return for a premium, obligates the Fund to buy, a security at the exercise price at any time before the expiration date.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the Fund, unless the security later appreciates in value. A Fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the Fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the Fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the Fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

         Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the premium would be lost.

         Call options may also be purchased in order to increase a Fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a Fund owns, when a Fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

         Each of the Funds may write (sell) call and put options and purchase call and put options on securities indexes. The delivery requirements of options on securities indexes differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

         Each of the Funds may cover call options on securities indexes by owning securities whose price changes, in the opinion of the portfolio managers, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indexes by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on securities indexes by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on securities indexes may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a Fund will only write call or put options on securities indexes that are covered, covering an option does not protect the Fund from risk of loss.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indexes will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         Each of the Funds may purchase put options on securities indexes when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The Fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the Fund's loss will be limited to the premium paid for the option plus related transaction costs.

         A Fund may purchase call options on securities indexes to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A Fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indexes when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a Fund engage in such a transaction.

         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indexes is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a Fund purchases or writes securities index options as a hedging technique, the Fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

         A Fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

         The Funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options may have a liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally sold the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

         Each of the Funds may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" above. Each of the Funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

         The Funds' use of options may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS

         Each of the Funds may enter into futures contracts, including interest rate futures contracts, stock index futures contracts, in the case of a Fund that tracks an index including foreign securities, foreign currency futures contracts and, in the case of the U.S. Bond Index Fund, bond futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.

         A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

         Futures contracts based on debt securities provide for the delivery and acceptance of securities, although such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into. Interest rate futures, which are typically based on shorter-term interest rates, such as overnight to six-month time periods, settle in cash only rather than by delivery of the underlying instrument.

         A Fund may purchase or sell interest rate futures contracts or bond futures contracts to attempt to protect the Fund from fluctuations in interest rates, to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses, or in an effort to enhance potential gain, without actually buying or selling debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

         Bond futures may be used for nonhedging purposes. For example, even if the Fund were not trying to protect the value of any bonds held by it, if the portfolio managers anticipate that interest rates are about to rise, depressing future prices of bonds, the portfolio managers may sell bond futures short, closing out the position later at a lower price, if the future prices fall, as expected. If the prices do not fall, the Fund would experience a loss and such loss may be unlimited.

         Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

         Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the Funds.

         The Funds may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2) increased by transaction costs.

         Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         A Fund may purchase and sell foreign currency futures contracts to attempt to protect its current or intended foreign investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. A Fund may also sell futures contracts in a foreign currency even if it does not hold securities denominated in such currency, if it anticipates a decline in the value of such currency.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired. The Fund could also purchase futures contracts on a currency if it expected the currency to rise in value, even if the Fund did not anticipate purchasing securities denominated in that currency.

         A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

         In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         Although the use of futures for hedging, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position. Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the values of the securities being hedged do not move in the same direction as the underlying securities, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the underlying securities, currencies or indexes.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

         The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when the portfolio managers deem it desirable to do so. Although no Fund will enter into a futures position unless the portfolio managers believe that a liquid secondary market exists for such futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The portfolio managers do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

         Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund entered into a futures contract in the belief that interest rates would increase, and interest rates decrease instead, the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions that will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

         Regulations of the CFTC require that each Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, no Fund may purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets. The Funds' ability to engage in the hedging transactions described herein may be limited by the additional policies and concerns of various Federal and state regulatory agencies.

         In addition, an amount of cash or liquid securities will be maintained by each Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract, or a Fund will otherwise "cover" its positions in accordance with applicable policies and regulations.

         The portfolio managers use a variety of internal risk management procedures to ensure that derivatives use is consistent with the each Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

OPTIONS ON FUTURES CONTRACTS

         Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

         Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

         Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

         The writing of a call option on a futures contract may be used as a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract may be used as a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

         Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

         Each of the Funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a Fund can buy a call option on a bond futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the Fund could exercise the option and acquire the underlying futures contract at the strike price or the Fund could offset the long call position with a sale and realize a profit. Or, a Fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the Fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the Fund and acquire the underlying futures position at the strike price; the Fund's loss in this case could be unlimited.

         The Funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEXED SECURITIES

         Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of a specified index. Indexed securities can be affected by stock and bond prices as well as changes in interest rates and the creditworthiness of their issuers and may not track their corresponding index as accurately as direct investments in that index.

CONVERTIBLE SECURITIES

         Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

ZERO-COUPON BONDS AND "PAYMENT-IN-KIND" BONDS

         The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the Funds to liquidate investments in order to satisfy their dividend requirements.

U.S. GOVERNMENT SECURITIES

         Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

SWAPS AND RELATED TRANSACTIONS

         Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Each Fund may also enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The use of index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.

         The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the portfolio managers are incorrect in their forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the portfolio managers deem the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

         A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

         Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

         Engaging in swap and related transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEX-RELATED SECURITIES

         Each Fund may invest in certain types of derivative securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such index-related securities include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

         In some cases, the derivatives purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade in the U.S. or in foreign countries. This means that the exchange or board of trade guarantees counterparty performance. Over-the-counter derivatives, which may be traded in the U.S. and in foreign countries, are not guaranteed. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries may involve considerations and risks not typically associated with investing in U.S. markets.

         Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

         The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the Funds because they create an obligation, or indebtedness, to someone other than the Funds' shareholders and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. If a Fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the Fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

         Likewise, if a Fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the Fund will participate in gains or losses on the full contract price.

         Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a Fund purchases a stock call option, the Fund pays a premium in an amount equal to a fraction of the stock price, and in return, the Fund participates in gains on the full stock price. If there were no gains, the Fund generally would lose the entire initial premium.

         Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests.

         The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

         The use of derivatives may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

ADDITIONAL INFORMATION

         At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by SSB Citi and its affiliates, holds all or a major portion. Although SSB Citi generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when SSB Citi believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.



ADDITIONAL INFORMATION REGARDING THE U.S. BOND INDEX FUND

MORTGAGE-BACKED SECURITIES

         U.S. Bond Index Fund may invest in mortgage-backed securities. Some mortgage-backed securities represent interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

         The principal governmental issuers or guarantors of mortgage-backed securities GNMA, FNMA, and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

         Mortgage-backed securities may also be issued by private issuers such as commercial banks, savings and loans, mortgage bankers and private mortgage insurance companies. These obligations are not backed by any governmental authority or agency.

         The Fund may also invest in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. Thus, rising interest rates would not only likely decrease the value of the Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS

         U.S. Bond Index Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. However, the Fund takes the risk that the market price of the mortgage-backed security will drop below the future purchase price. When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. A "covered roll" is a specific type of dollar roll for which the Fund establishes a segregated account with liquid securities equal in value to the securities subject to repurchase by the Fund. The Fund invests only in covered rolls.

CORPORATE ASSET-BACKED SECURITIES

         U.S. Bond Index Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

         Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

ADDITIONAL INFORMATION REGARDING THE FINANCIAL SERVICES INDEX FUND

         Financial Services Index Fund seeks to achieve its investment objective by investing substantially all of its assets in the stocks that comprise the GSSI Financials Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index.

         The GSSI Financials Index includes stocks in the following types of companies:

    o Banking services - regional trust, money center, commercial and consumer finance services including credit cards, savings and loans, and mortgage finance
    o    Brokerage firms and asset managers
    o Insurance companies including brokers, life insurance, property and casualty, disability and reinsurance
    o Real estate companies including developers, investors, operating companies and real estate investment trusts

         This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services companies.

         Most financial services companies are subject to extensive governmental regulation, which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

         Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

         The deregulation of many segments of the financial services sector may provide new opportunities for issuers in this sector. As new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments (such as national and money center banks); certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

ADDITIONAL INFORMATION REGARDING THE HEALTH SCIENCES INDEX FUND AND THE TECHNOLOGY INDEX FUND

HEALTH SCIENCES INDEX FUND

         The Health Sciences Index Fund seeks to achieve its investment objective by investing substantially all of its assets in the stocks that comprise the GSSI Healthcare Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index.

         The GSSI Healthcare Index includes stocks of the following types of companies:

    o Providers of healthcare related services including long-term care and hospital facilities, healthcare management organizations and continuing care services
    o Researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products

         Many faster-growing healthcare companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices. Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

TECHNOLOGY INDEX FUND

         The Fund seeks to achieve its investment objective by investing substantially all of its assets in the stocks that comprise the GSTI Composite Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index.

         The GSTI Composite Index includes stocks of companies in the following segments of the U.S. technology marketplace:

    o Producers of sophisticated devices related to the fields of computers, electronics, networking and Internet services
    o    Producers of computer and Internet software
    o    Consultants for information technology
    o    Providers of computer services

         Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio may consist of securities of faster-growing, more volatile technology companies. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

TECHNOLOGY AND HEALTH SCIENCE AREAS

         Because of rapid advances in technology and health science, an investment in companies with business operations in these areas may potentially offer opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

         Companies in the rapidly changing fields of technology and health science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a Fund's shares may be susceptible to factors affecting the technology and health science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Health Sciences Index Fund and the Technology Index Fund are not appropriate investments for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology and health science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

                           4. INVESTMENT RESTRICTIONS

         The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         None of the Funds may:

         (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         (3) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

         (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

         (5) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


         None of the U.S. 1000 Index Fund, the Small Cap Index Fund, the Global Titans Index Fund, the Nasdaq-100 Index Fund, or the U.S. Bond Index Fund, may:


         Invest 25% or more of its total assets in the securities of issuers in any particular industry (except to the extent that the index tracked by the Fund also is so concentrated).


         None of the Financial Services Index Fund, the Health Sciences Index Fund, or the Technology Index Fund, may:


         Purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the total assets of the Fund would be invested in the securities of issuers in the business activities having the specific characteristics denoted by the Fund's name.


         The Financial Services Index Fund, the Health Sciences Index Fund and the Technology Index Fund reserve the right to change their names from time to time.


         For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing. For purposes of restriction (4) above, the Funds may purchase and sell securities issued by companies that invest or deal in real estate or by real estate investment trusts.

         If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                   5. PERFORMANCE INFORMATION AND ADVERTISING


         Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. Performance is computed separately for each class of shares. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.


         Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

         A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

         Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

         Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

         In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

         Historical data on the Indexes may be used to promote the applicable Fund. The historical Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods shown.

         Comparative performance information may be used from time to time in advertising shares of the Funds, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry sources and publications. From time to time a Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for a Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past economic or financial conditions, developments and events. A Fund's advertising materials also may refer to the integration of the world's securities markets, discuss the investment opportunities available worldwide and mention the increasing importance of an investment strategy including non-U.S. investments.


AVERAGE ANNUAL TOTAL RETURN

      Each Fund's "average total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where:      P = a hypothetical initial payment of $1,000.
            T = average annual total return.
            n = number of years.
            ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

      The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

      In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's Service Agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

      Set forth below is average annual total rate of return information for the Citi Index Shares and Smith Barney Index Shares of each Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested. The Financial Services Index Fund, Health Services Index Fund and Technology Index Fund offer only Citi Index Shares. Each Fund offered Citi Index Shares beginning on September 5, 2000. Smith Barney Index Shares were offered beginning on September 11, 2000.

      Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they otherwise would have been.

                                                                       AVERAGE
                                                                        ANNUAL
                                                                      TOTAL RATE
                                                                       OF RETURN
                                                                      ----------
CITI NASDAQ-100 INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000         %

CITI SMALL CAP INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000         %

CITI U.S. 1000 INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000         %

CITI TECHNOLOGY INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

CITI U.S. BOND INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000         %

CITI GLOBAL TITANS INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000         %

CITI FINANCIAL SERVICES INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

CITI HEALTH SCIENCES INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000          %

       For advertising and sales purposes, each Fund will generally use the performance of Citi Index Shares.

AGGREGATE TOTAL RETURN

      Each Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P

Where: P = a hypothetical initial payment of $10,000. ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

      The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Citi Nasdaq-100 Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %
Smith Barney Index Shares                                                 %

Citi Small Cap Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %
Smith Barney Index Shares                                                 %

Citi U.S. 1000 Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %
Smith Barney Index Shares                                                 %

Citi Technology Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %

Citi U.S. Bond Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %
Smith Barney Index Shares                                                 %

Citi Global Titans Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %
Smith Barney Index Shares                                                 %

Citi Financial Services Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %

Citi Health Sciences Index Fund

                                                                       SINCE
CLASS OF SHARES                                                     INCEPTION(1)
---------------                                                     ------------
Citi Index Shares                                                         %

(1)September 5, 2000 for Citi Index Shares. September 11, 2000 for Smith Barney Index Shares.

      Performance will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


          6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

         The net asset value per share of each Fund is determined for each class on each day during which the NYSE is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the NYSE by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

         For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

         Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

               7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE
                                 OF FUND SHARES


         Each Fund, other than the Financial Services Index Fund, Health Services Index Fund and Technology Index Fund, offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. Both Citi Index Shares and Smith Barney Index Shares of the Funds are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares. However, as indicated in the Funds' Prospectuses, each Fund, other than the S&P 500 Index Fund and U.S. Bond Index Fund, charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days.


         Citi Index Shares may be purchased from a broker-dealer financial intermediary, financial institution, or the Distributor's financial consultants (each called a "Service Agent") that has entered into a sales or service agreement with the Distributor concerning the Funds. Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].

         Smith Barney Index Shares may be purchased from a Service Agent or from a Fund, but only if the investor is investing through certain qualified plans or certain dealer representatives. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds Smith Barney Index Shares. Smith Barney Index Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

         The Funds impose minimum initial and subsequent investment amounts with respect to Citi Index Shares and Smith Barney Index Shares, as follows:

                                              INITIAL INVESTMENT                SUBSEQUENT INVESTMENTS
                                      CITI INDEX        SMITH BARNEY      CITI INDEX        SMITH BARNEY
                                      SHARES            INDEX SHARES      SHARES            INDEX SHARES
General                               $2000             $1000             $ 100             $  50
IRAs, Self Employed Retirement
   Plans, Uniform Gift to Minor
   Accounts                           $ 250             $ 250             $  50             $  50
Qualified Retirement Plans            $  25                               $  25             $  25
Simple IRAs                           $   1             $   1             $   1             $   1
Monthly Systematic Investment Plans   $  25             $  25             $  25             $  25
Quarterly Systematic Investment
   Plans                              $  50             $  50             $  50             $  50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the
  Internal Revenue Code, including 401(k) plans.

         Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the Citifunds family, if they own Citi Index Shares, or in the Smith Barney family if they own Smith Barney Index Shares. If you exchange into a fund subject to minimum investment requirements, you must meet those requirements.

         There are no minimum investment requirements for Citi Index Shares or Smith Barney Index Shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust sponsored by Citifunds or Salomon Smith Barney, and Directors/Trustees of any of the Citifunds or Smith Barney mutual funds, and their spouses and children. A Fund reserves the right to waive, change or terminate minimums at any time.

         Citi Index Shares are not subject to a distribution and service fee. Smith Barney Index Shares of the Funds may pay a distribution and service fee of up to 0.20% of the average daily net assets represented by these shares.

         During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

Systematic Withdrawal Plan. The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

         The Smith Barney Index Shares' Withdrawal Plan is available to shareholders of a Fund who own Smith Barney Index Shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many Smith Barney Index Shares of the Fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

         Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the Fund involved. A Smith Barney Index shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

         To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Systematic Investment Plan. Citi Index and Smith Barney Index shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, your Service Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by its Service Agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in a Smith Barney Index shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. For Cititrade customers, the Systematic Investment Plan authorizes the Funds to apply cash held in a Citi Index shareholder's Cititrade Account to make additions to the account. For additional information, please contact your Service Agent. Smith Barney Index shareholders may also participate in the Systematic Investment Plan through the Fund's sub-transfer agent and may contact the sub-transfer agent for more information.

         You may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with your tax and retirement advisers. If you own your shares through a 401(k) plan or an IRA account, you will not be charged the otherwise applicable redemption fee when you redeem Citi Index Shares or Smith Barney Index Shares, unless otherwise provided by the terms of your plan or account. In addition, no redemption fee will be charged on the redemption or exchange of Smith Barney Index Shares through accounts reflected on the records of the transfer agent as omnibus accounts approved by Salomon Smith Barney.

         Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

         The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

         There are no conversion, preemptive or other subscription rights.

ADDITIONAL DEALER CONCESSIONS

         From time to time, the Funds' Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                  8. MANAGEMENT

         Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 388 Greenwich Street, New York, New York 10013.

TRUSTEES OF THE TRUST


ELLIOTT J. BERV (age 58) - President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984).

DONALD M. CARLTON (age 63) -- President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services). His address is c/o Radian International L.L.C., 8501 Mopac Blvd., Building No. 6, Austin, Texas 78759.

A. BENTON COCANOUGHER (age 62) -- Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank. His address is c/o Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113.


MARK T. FINN (age 57) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April, 1990 to February, 1996); General Partner and shareholder, Greenwich Ventures LLC (Investment Partnership) (since January,
1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March, 1997); Director, Chairman and Owner, Vantage Consulting Group, Inc. (since October, 1988).

RILEY C. GILLEY (age 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

STEPHEN RANDOLPH GROSS (age 52) -- Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust. His address is 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339.


DIANA R. HARRINGTON (age 61) -- Professor, Babson College (since September
1993); Trustee, the Highland Family of Funds (March 1997 to March 1998).


SUSAN B. KERLEY (age 49) -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990).

HEATH B. MCLENDON* (age 67) - Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.


ALAN G. MERTEN (age 59) -- President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York: formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University. His address is c/o George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444.

C. OSCAR MORONG, JR. (age 66) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993).

R. RICHARDSON PETTIT (age 58) -- Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington. His address is c/o Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283.


WALTER E. ROBB, III (age 74) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since
1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN (age 66) -- Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999).

OFFICERS OF THE TRUST


HEATH B. McLENDON* (age 67). President of the Trust; Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 43) -- Senior Vice President and Treasurer of the Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 40) - Controller of the Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 43) - Assistant Controller of the Trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK* (age 47) - Assistant Controller of the Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.


ANTHONY PACE* (age 35); Assistant Treasurer of the Trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.


MARIANNE MOTLEY* (age 42) -- Assistant Treasurer of the Trust. Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.* (age 46) -- Secretary of the Trust Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 39) -- Assistant Secretary of the Trust. Mr. Mandia is a Director and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 31) -- Assistant Secretary of the Trust. Ms. Emmens has been a Vice President and Associate General Counsel for SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.* (age 31) -- Assistant Secretary of the Trust. Mr. Goldblat has been Associate General Counsel for SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.


         The Trustees and officers of the Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

         The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:


--------------------------------------------------- ------------------------------------- -----------------
                                                       Pension or                             Total
                                                       Retirement         Estimated        Compensation
                                     Aggregate      Benefits Accrued   Annual Benefits    from Trust and
                                   Compensation      as Part of Fund         Upon          Fund Complex
Trustee (1)                        from Trust(2)       Expenses(2)      Retirement(2)    Paid to Trustees
---------------------------------------------------------------------------------------------------------
Elliott J. Berv                         N/A                N/A              None
---------------------------------------------------------------------------------------------------------
Donald M. Carlton                       N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
A. Benton Cocanougher                   N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Mark T. Finn                            N/A                N/A              None
---------------------------------------------------------------------------------------------------------
Riley C. Gilley                                            None             None
---------------------------------------------------------------------------------------------------------
Stephen Randolph Gross                  N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Diana R. Harrington                                        None             None
---------------------------------------------------------------------------------------------------------
Susan B. Kerley                                            None             None
---------------------------------------------------------------------------------------------------------
Alan G. Merten                          N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Heath B. McLendon                       None               None             None            None
---------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.                                       None             None
---------------------------------------------------------------------------------------------------------
R. Richardson Pettit                    N/A                N/A              N/A
Walter E. Robb III                      None               None             None
---------------------------------------------------------------------------------------------------------
E. Kirby Warren                                            None             None
---------------------------------------------------------------------------------------------------------


(1) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, Merten, McLendon, Morong, Pettit, Robb and Warren
and Mses. Harrington and Kerley are trustees of 33, 14, 14, 32, 43, 14, 14, 31, 47, 14, 47, 38 and 38 funds, respectively, of the family of open-end registered investment companies advised or managed by SSB Citi,
Citibank, N.A, or their affiliates.


(2) For the fiscal year ended December 31, 2000. Messrs. Berv, Carlton, Cocanougher, Finn, Gross, Merten, and
Pettit became Trustees of the Trust effective September 1, 2000.

      The following chart shows those persons who owned 5% or more of any class of any Fund as of , 2001. As a group, the Funds' Trustees and officers owned less than 1% of each class of each Fund.

Fund and Class                      Owners
--------------                      ------


         The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGERS

         SSB Citi provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly-owned subsidiary of Citigroup Inc. Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

         SSB Citi provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SSB Citi, as directors, officers, employees, or otherwise and directors, officers and employees of SSB Citi are or may become similarly interested in the Trust.

         Each Management Agreement provides that SSB Citi may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.


         The Prospectuses describe the aggregate management fees payable by the Funds. For the year ended December 31, 2000, the Funds paid the following aggregate management fees.

         ---------------------------------------------------
         Citi Nasdaq-100 Index Fund
         ---------------------------------------------------
         Citi Small Cap Index Fund
         ---------------------------------------------------
         Citi U.S. 1000 Index Fund
         ---------------------------------------------------
         Citi Global Titans Index Fund
         ---------------------------------------------------
         Citi Financial Services Index Fund
         ---------------------------------------------------
         Citi Health Sciences Index Fund
         ---------------------------------------------------
         Citi Technology Index Fund
         ---------------------------------------------------
         Citi U.S. Bond Index Fund
         ---------------------------------------------------

         State Street, through its State Street Global Advisors division, serves as the Subadviser to each Fund. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2000, State Street managed approximately $___ billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

         On or about May 1, 2001, State Street will transfer its asset management operations to a newly created affiliate. Thereafter that State Street affiliate will act as Subadviser to the Funds.


         It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of SSB Citi. The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds and effecting securities transactions concerning those assets.

         Each of the Submanagement Agreements will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

         Each Submanagement Agreement provides that the Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Fund without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Fund, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.


         For the year ended December 31, 2000, the Funds paid the following a management fee to the Subadviser.

         ---------------------------------------------------
         Citi Nasdaq-100 Index Fund
         ---------------------------------------------------
         Citi Small Cap Index Fund
         ---------------------------------------------------
         Citi U.S.1000 Index Fund
         ---------------------------------------------------
         Citi Global Titans Index Fund
         ---------------------------------------------------
         Citi Financial Services Index Fund
         ---------------------------------------------------
         Citi Health Sciences Index Fund
         ---------------------------------------------------
         Citi Technology Index Fund
         ---------------------------------------------------
         Citi U.S. Bond Index Fund
         ---------------------------------------------------


DISTRIBUTOR

         Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements"). Under the Distribution Agreements, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Funds.

         The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the relevant Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

         The Smith Barney Index Shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Smith Barney Index Shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Smith Barney Index Shares of the Funds or others a monthly distribution and service fee at an annual rate not to exceed 0.20% of the average daily net assets represented by the Smith Barney Index Shares of a Fund.

         The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Smith Barney Index Shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Smith Barney Index Shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

         The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Smith Barney Index Shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Smith Barney Index Shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Smith Barney Index Shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.


      For the year ended December 31, 2000, the following fees were paid under the Service Plan with respect to Smith Barney Index Shares of each applicable Fund.

Fund                                Amount
----                                ------


CODE OF ETHICS

         The Trust, the Manager, the Subadviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES

         In addition to amounts payable under the Management Agreements, Submanagement Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SSB Citi or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectuses for the Funds contain more information about the expenses of each Fund.

TRANSFER AGENT AND CUSTODIAN

         The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013.

         Boston Financial Data Services ("BFDS" or "sub-transfer agent"), P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the Funds' sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, and distributes dividends and distributions payable by the Funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

         The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS


         KPMG LLP, independent auditors, 757 Third Avenue, New York, NY 10017, serve as auditors of the Funds and render opinions on the Funds' financial statements.


COUNSEL

         Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                            9. PORTFOLIO TRANSACTIONS

         SSB Citi and/or the Subadviser trade securities for a Fund if they believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by one or more portfolio managers who are employees of SSB Citi or the Subadviser and who are appointed and supervised by senior officers of SSB Citi or by the Subadviser. The portfolio managers may serve other clients in a similar capacity.


      For the year ended December 31, 2000, portfolio turnover rates were as follows:

Fund                                Turnover Rate
----                                -------------


         In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SSB Citi, the Subadviser or their affiliates exercise investment discretion. SSB Citi and the Subadviser are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SSB Citi or the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SSB Citi, the Subadviser and their affiliates have with respect to accounts over which they exercise investment discretion.

         The management fee that each Fund pays to SSB Citi or the Subadviser will not be reduced as a consequence of SSB Citi's or the Subadviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SSB Citi or the Subadviser, SSB Citi or the Subadviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

         It is possible that certain of the research services received primarily will benefit one or more other accounts for which SSB Citi or the Subadviser exercises investment discretion. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.

         In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SSB Citi's or the Subadviser's other clients. Investment decisions for each Fund and for SSB Citi's or the Subadviser's clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SSB Citi or the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.


         For the year ended Decemer 31, 2000, the Funds paid the following brokerage commissions: _______.


            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

         The Funds' transfer agent and/or sub-transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                 11. TAX MATTERS

TAXATION OF THE FUNDS

         FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

         FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. It is not expected that any Fund which incurs foreign income taxes will be able to pass through to shareholders foreign tax credits with respect to such foreign taxes.

TAXATION OF SHAREHOLDERS

         TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

         Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

         TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

         BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

         DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

         CERTAIN DEBT INVESTMENTS. Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

         OPTIONS, ETC. Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

         FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

                            12. FINANCIAL STATEMENTS


         To be added by amendment.


                             13. OTHER INFORMATION


Citi Nasdaq-100 Index Fund

         Citi Nasdaq-100 Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SSB Citi is in the licensing of the Nasdaq-100(R), Nasdaq-100 IndEx(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SSB Citi or the Fund. Nasdaq has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF CITI NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Citi Small Cap Index Fund; Citi  U.S.1000 Index Fund

         Neither Citi U.S. 1000 Index Fund nor Citi Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

         Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Citi Global Titans Index Fund

         "Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SSB Citi, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Citi Global Titans Index Fund.

DOW JONES DOES NOT:

[]  Sponsor, endorse, sell or promote the Fund.
[]  Recommend that any person invest in the Fund or any other securities.
[] Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.
[] Have any responsibility for the administration, management or marketing of the Fund.
[] Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Global Titans Index or have any obligation to do so.

-------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
    o THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNERS OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE GLOBAL TITANS INDEX AND THE DATA INCLUDED IN THE GLOBAL TITANS INDEX;
    o THE ACCURACY OR COMPLETENESS OF THE GLOBAL TITANS INDEX AND ITS DATA;
    o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE GLOBAL TITANS INDEX AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE GLOBAL TITANS INDEX OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN SSB CITI AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUND OR ANY OTHER THIRD PARTIES.
-------------------------------------------------------------------------------

         Citi Financial Services Index Fund; Citi Health Sciences Index Fund; Citi Technology Index Fund

         The Funds are not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the GSTI Composite Index, the GSSI Healthcare Index and GSSI Financials Index to track the appropriate sector stock market performance. Goldman Sachs' only relationship to SSB Citi, the Subadviser or the Funds is the licensing of certain trademarks and trade names of Goldman Sachs and of the Indexes which are determined, composed and calculated by Goldman Sachs without regard to SSB Citi, the Subadviser or the Funds. Goldman Sachs has no obligation to take the needs of SSB Citi, the Subadviser, the Funds, or their shareholders into consideration in determining, composing or calculating the Indexes. Goldman Sachs is not responsible for and has not participated in the determination of the prices and the amount of the Funds or the timing of the issuance or sale of shares of the Funds or in the determination or calculation of the redemption price per share. Goldman Sachs has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         GOLDMAN SACHS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN, AND GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, THEIR SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. GOLDMAN SACHS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                                    Statement of
                                                         Additional Information
                                                                    May 1, 2001

Citi(SM) FORTUNE 500(R) Index Fund
Citi(SM) FORTUNE e-50(TM) Index Fund

         CitiFunds Trust I (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers two classes of shares of Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (collectively, the "Funds"), to which this Statement of Additional Information relates. The address and telephone number of the Trust are 388 Greenwich Street, New York, New York 10013, (800) 451-2010.


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                       PAGE
 1.  The Trust .......................................................__
 2.  Investment Objectives and Policies ..............................__
 3.  Description of Permitted Investments and Investment Practices ...__
 4.  Investment Restrictions .........................................__
 5.  Performance Information and Advertising .........................__
 6.  Determination of Net Asset Value; Valuation of Securities .......__
 7.  Additional Information on the Purchase and Sale of Fund Shares ..__
 8.  Management ......................................................__
 9.  Portfolio Transactions ..........................................__
10.  Description of Shares, Voting Rights and Liabilities  ...........__
11.  Tax Matters .....................................................__
12.  Financial Statements ............................................__
13.  Other Information ...............................................__


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated May 1, 2001, by which Citi Index Shares and Smith Barney Index Shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. Please call 1-800-995-0134 toll free to obtain a Prospectus for a Citi Index Shares customer. A Cititrade customer may obtain copies of the Prospectus without charge on the Cititrade website at www.cititrade.com or by calling 1-888-663-CITI [2484]. Please call 1-800-451-2020 toll free to obtain a Prospectus for a Smith Barney Index Shares customer.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE TRUST


         CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to two funds offered by the Trust - Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (collectively, the "Funds"). Each Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund.

         Each Fund offers two classes of shares, referred to as "Citi Index Shares" and "Smith Barney Index Shares" as follows: Citi FORTUNE 500 Index Fund
- Citi FORTUNE 500 Index Shares and Smith Barney FORTUNE 500 Index Shares and Citi FORTUNE e-50 Index Fund - Citi FORTUNE e-50 Index Shares and Smith Barney FORTUNE e-50 Index Shares.


         SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") supervises the overall management of the Funds and also provides certain administrative services to each of the Funds. The selection of investments for the Funds and the way they are managed depend upon the Indexes which they track and the conditions and trends in the economy and the financial marketplaces.


         SSB Citi has delegated the daily management of the Funds to State Street Bank and Trust Company ("State Street"), which will act as subadviser through its State Street Global Advisors division.

         On or about May 1, 2001, State Street will transfer its asset management operations to a newly created affiliate. Thereafter that State Street affiliate will act as subadviser to the Funds.


         The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by Salomon Smith Barney, Inc., the Funds' distributor ("Salomon Smith Barney" or the "Distributor").

         At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. In the future, however, one or more of the Funds may convert to a master/feeder investment structure. In the master/feeder investment structure, a Fund, instead of investing directly in securities, would invest in a mutual fund with the same investment goals and policies as the Fund's. The underlying mutual fund, referred to as a portfolio, would buy, hold and sell securities in accordance with these policies. Of course, there could be no assurance that a Fund or its portfolio would achieve their goals.

         If a Fund invests using the master/feeder structure, all references in this Statement of Additional Information to a Fund include that Fund's underlying portfolio unless the context otherwise requires.

                      2. INVESTMENT OBJECTIVES AND POLICIES

         The investment objective (or goal) of each Fund is as follows:

CITI FORTUNE 500 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the FORTUNE 500(R) Index.

CITI FORTUNE E-50 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the FORTUNE e-50(TM) Index.



         The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.


         Each Fund invests primarily in securities of companies and other issuers that make up its corresponding Index or uses derivatives or other investment techniques to match, as closely as possible, the performance of its Index. Each Fund may also use various investment techniques, such those described in the Prospectus and described under "Description of Permitted Investments and Investment Practices," below.

         The Prospectus contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of each Fund.


                     3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

PERMITTED INVESTMENTS AND INVESTMENT PRACTICES


         The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectus. The selection of investments and the utilization of investment techniques depend on, among other things, the Indexes the Funds track, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.


ALL FUNDS

BANK OBLIGATIONS

         Each of the Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation as well as governmental action in the country in which a foreign bank has its head office. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the portfolio managers carefully evaluate such investments on a case-by-case basis.

         Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS

         Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The portfolio managers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


         Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The portfolio managers will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.


INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other open-end, management investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

RULE 144A SECURITIES

         Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FLOATING AND VARIABLE-RATE OBLIGATIONS

         Each Fund may purchase floating- and variable-rate obligations. A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations, which are not so rated only if the portfolio managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which each Fund may invest. The portfolio managers, on behalf of the Fund, consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Each Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

ILLIQUID SECURITIES

         Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES

         If included in the Fund's Index, a Fund may invest in foreign securities, including common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

         If foreign securities are included in the Fund's Index, each Fund may invest in foreign securities through American Depository Receipts ("ADRs"), Canadian Depository Receipts ("CDRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         From time to time, investments in other investment companies may be the most effective available means by which a Fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses.

         Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

         If foreign securities are included in the Fund's Index, a Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

         Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. A Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Funds. The Funds may enter into repurchase agreements only with respect to securities of the type in which they may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and require that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The portfolio managers monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

SECURITIES LOANS

         Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the portfolio managers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Fund will enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Fund receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund, the Manager, or the Subadviser.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward-commitment basis before settlement when deemed appropriate by the Manager or the subadviser. Securities purchased on a when-issued or forward-commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

         Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SHORT SALES

         The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Thus a Fund's losses on short sales are potentially unlimited. The Funds may also engage in short sales of non-U.S. currencies as described under "Foreign Currency Exchange Transactions" below.


ECONOMIC AND MONETARY UNION (EMU)

         EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including:

      (i) monetary and economic union on this scale has never before been attempted;

      (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions;

      (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Funds' portfolios;

      (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and

      (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time.

These and other factors may cause market disruption and could adversely affect any European securities and currencies held by the Funds.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         If included in a Fund's Index, a Fund may invest in foreign securities which involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A Fund may also purchase and sell foreign currency futures contracts (see "Futures Contracts" below).

         Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the portfolio managers believe that a foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the portfolio managers believe that the U.S. dollar may suffer a substantial decline against the foreign currency, the Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

         Each Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the portfolio managers believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Currency exchange dealers may, however, realize a profit on the difference (the "spread") between the prices at which they are buying and selling various currencies. The portfolio managers consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

         At the maturity of a forward contract, a Fund will either deliver the non-U.S. currency or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

         Where a Fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

         The Funds may also engage in short sales of non-U.S. currencies in which a Fund would sell a currency that it did not own in anticipation of a fall in the value of that currency relative to U.S. dollars or another foreign currency. In order for the Fund to deliver the currency sold short, it would be required to purchase the currency. If the expected decline occurs, the Fund would gain the difference between the price at which it sold the currency, and the price it paid for the currency. However, if the price of the currency increases, the Fund would suffer a loss to the extent that the purchase price of the currency exceeds the price of the currency it sold short. A Fund's losses on such short sales are potentially unlimited.

         Each Fund has established procedures consistent with policies of the SEC concerning forward contracts and short sales. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

         The Funds may purchase put options on a currency in an attempt to protect against currency-rate fluctuations. When a Fund purchases a put option on a currency, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the Fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each Fund may purchase put or call options on currencies, even if the Fund does not currently hold or intend to purchase securities denominated in such currencies.

         The benefit to the Fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

         The Funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a Fund anticipates a decline in the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received. If the expected decline does not occur, the Fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A Fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the Fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.

         Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each of the Funds may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the CFTC. In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a Fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.

         The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a Fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States or at the Manager's or Subadviser's place of business, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

         In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the portfolio managers are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the Funds.

         Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Funds may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. For example, the Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the Fund's holdings denominated in the currency sold.

         Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

         Each of the Funds may also purchase and sell foreign currency futures contracts as more fully discussed under "Futures Contracts" below, and engage in currency swaps and other similar transactions as more fully discussed under "Swaps and Related Transactions" below.

         Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. It should also be realized that transactions entered into to protect the value of a Fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

         Furthermore, the Funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

OPTIONS

         Each of the Funds may write call and put options and purchase call and put options on securities for hedging and nonhedging purposes. Call and put options written by a Fund will be covered in the manner set forth below, or the Fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

         A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the Fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the Fund from risk of loss.

         When a Fund writes a call option, the Fund, in return for a fee, or "premium," agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the Fund holds the security in question, the Fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The Fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the Fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the Fund does not hold the underlying security, the Fund's loss could be unlimited.

         A Fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option written by the Fund gives the holder the right to sell, and, in return for a premium, obligates the Fund to buy, a security at the exercise price at any time before the expiration date.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the Fund, unless the security later appreciates in value. A Fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the Fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the Fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the Fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

         Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the premium would be lost.

         Call options may also be purchased in order to increase a Fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a Fund owns, when a Fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

         Each of the Funds may write (sell) call and put options and purchase call and put options on securities indexes. The delivery requirements of options on securities indexes differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

         Each of the Funds may cover call options on securities indexes by owning securities whose price changes, in the opinion of the portfolio managers, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indexes by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on securities indexes by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on securities indexes may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a Fund will only write call or put options on securities indexes that are covered, covering an option does not protect the Fund from risk of loss.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indexes will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         Each of the Funds may purchase put options on securities indexes when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The Fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the Fund's loss will be limited to the premium paid for the option plus related transaction costs.

         A Fund may purchase call options on securities indexes to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A Fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indexes when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a Fund engage in such a transaction.

         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indexes is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a Fund purchases or writes securities index options as a hedging technique, the Fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

         A Fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

         The Funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options may have a liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally sold the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

         Each of the Funds may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" above. Each of the Funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

         The Funds' use of options may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS


         Each of the Funds may enter into futures contracts, including interest rate futures contracts, stock index futures contracts, and in the case of a Fund that tracks an index including foreign securities, foreign currency futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.


         A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.


 Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. Interest rate futures, which are typically based on shorter-term interest rates, such as overnight to six-month time periods, settle in cash only rather than by delivery of the underlying instrument.

         A Fund may purchase or sell interest rate futures contracts to attempt to protect the Fund from fluctuations in interest rates, to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses, or in an effort to enhance potential gain, without actually buying or selling debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.


         Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the Funds.

         The Funds may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2) increased by transaction costs.

         Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         A Fund may purchase and sell foreign currency futures contracts to attempt to protect its current or intended foreign investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. A Fund may also sell futures contracts in a foreign currency even if it does not hold securities denominated in such currency, if it anticipates a decline in the value of such currency.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired. The Fund could also purchase futures contracts on a currency if it expected the currency to rise in value, even if the Fund did not anticipate purchasing securities denominated in that currency.

         A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

         In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         Although the use of futures for hedging, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position. Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the values of the securities being hedged do not move in the same direction as the underlying securities, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the underlying securities, currencies or indexes.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

         The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when the portfolio managers deem it desirable to do so. Although no Fund will enter into a futures position unless the portfolio managers believe that a liquid secondary market exists for such futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The portfolio managers do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

         Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund entered into a futures contract in the belief that interest rates would increase, and interest rates decrease instead, the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions that will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

         Regulations of the CFTC require that each Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, no Fund may purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets. The Funds' ability to engage in the hedging transactions described herein may be limited by the additional policies and concerns of various Federal and state regulatory agencies.

         In addition, an amount of cash or liquid securities will be maintained by each Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract, or a Fund will otherwise "cover" its positions in accordance with applicable policies and regulations.

         The portfolio managers use a variety of internal risk management procedures to ensure that derivatives use is consistent with the each Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

OPTIONS ON FUTURES CONTRACTS

         Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

         Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

         Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

         The writing of a call option on a futures contract may be used as a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract may be used as a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

         Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

         Each of the Funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a Fund can buy a call option on a bond futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the Fund could exercise the option and acquire the underlying futures contract at the strike price or the Fund could offset the long call position with a sale and realize a profit. Or, a Fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the Fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the Fund and acquire the underlying futures position at the strike price; the Fund's loss in this case could be unlimited.

         The Funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEXED SECURITIES

         Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of a specified index. Indexed securities can be affected by stock and bond prices as well as changes in interest rates and the creditworthiness of their issuers and may not track their corresponding index as accurately as direct investments in that index.

CONVERTIBLE SECURITIES

         Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

ZERO-COUPON BONDS AND "PAYMENT-IN-KIND" BONDS

         The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the Funds to liquidate investments in order to satisfy their dividend requirements.

U.S. GOVERNMENT SECURITIES

         Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

SWAPS AND RELATED TRANSACTIONS

         Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Each Fund may also enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The use of index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.

         The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the portfolio managers are incorrect in their forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the portfolio managers deem the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

         A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

         Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

         Engaging in swap and related transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEX-RELATED SECURITIES

         Each Fund may invest in certain types of derivative securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such index-related securities include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

         In some cases, the derivatives purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade in the U.S. or in foreign countries. This means that the exchange or board of trade guarantees counterparty performance. Over-the-counter derivatives, which may be traded in the U.S. and in foreign countries, are not guaranteed. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries may involve considerations and risks not typically associated with investing in U.S. markets.

         Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

         The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the Funds because they create an obligation, or indebtedness, to someone other than the Funds' shareholders and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. If a Fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the Fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

         Likewise, if a Fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the Fund will participate in gains or losses on the full contract price.

         Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a Fund purchases a stock call option, the Fund pays a premium in an amount equal to a fraction of the stock price, and in return, the Fund participates in gains on the full stock price. If there were no gains, the Fund generally would lose the entire initial premium.

         Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests.

         The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

         The use of derivatives may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

ADDITIONAL INFORMATION

         At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by SSB Citi and its affiliates, holds all or a major portion. Although SSB Citi generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when SSB Citi believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

ADDITIONAL INFORMATION REGARDING
FORTUNE 500 INDEX FUND


         The FORTUNE 500 Index is a capitalization-weighted Index that tracks the price-only and total return performance of an investable subset of the annual FORTUNE 500 List of the largest companies in the U.S. on the basis of total operating revenue. The Index was first calculated on a real-time basis by FORTUNE in December 1999. At $____ trillion as of December 31, 2000, the market capitalization of the Index represents ____% of the market valuation of shares listed on the New York Stock Exchange (the NYSE), the American Stock Exchange (the AMEX) and The Nasdaq National Market (the Nasdaq), combined.


         Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

         The administration of the FORTUNE 500 Index includes dealing with stock additions, deletions, or corporate actions - including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.

         The FORTUNE 500 List, on which the FORTUNE 500 Index is predicated, is compiled each year based on the latest financial data reported to a government agency through January 31 of the year in which the FORTUNE 500 List is compiled. Only domestic, U.S.-based companies that are not majority-owned by another company qualify for inclusion in the FORTUNE 500 List. The List is compiled on the basis of the following criteria:

     1. Total operating revenue, determined on the basis of a company's latest fiscal year. Revenues are as reported, including revenues from discontinued operations when they are published (except when the divested company's revenues equal 50% or more of the surviving company's revenues on an annualized basis). The revenues for commercial banks and savings institutions are interest and non-interest revenues. Such figures for insurance companies include premium and annuity income, investment income, and capital gains or losses, but exclude deposits. Revenue figures for all companies include consolidated subsidiaries and exclude excise taxes.

     2. Companies must file an Annual Report to Shareholders (a Form 10-K). Private companies and cooperatives that produce a Form 10-K are included, while subsidiaries of foreign companies incorporated in the U.S. are excluded. Mutual insurance companies qualify, as their statutory reports are deemed equivalent to a Form 10-K.

         The FORTUNE 500 Index consists of the subset of companies, and their publicly listed shares, that are selected from the FORTUNE 500 List on the basis of the following additional guidelines:

     1.  A company's stock must be traded on the NYSE, AMEX, or Nasdaq.

     2. A company's daily closing share price must be equal to or in excess of $5.00 during a period of 25 consecutive trading days preceding initial inclusion.

     3. A company's shares must evidence a minimum average daily trading volume of 100,000 shares during a period of 25 consecutive trading days preceding initial inclusion.

     4. A company's shares must have a minimum market capitalization equal to or in excess of $100 million at the time of inclusion.

         Tracking stocks with separate listings are eligible for inclusion in the Index.

         The FORTUNE Index Committee also reserves the authority to periodically modify any of these eligibility standards or other rules with respect to the FORTUNE 500 Index.

         Performance for the FORTUNE 500 Index is not presented because the Index has been calculated on a real-time basis only since December 1999.

INDEX CALCULATION METHODOLOGY

         The FORTUNE 500 Index is a capitalization-weighted Index in which the representation of each security in the Index is proportional to its primary-exchange last sale price times the total number of shares outstanding, relative to the total market value of the Index. This means that at any moment in time, the value of the Index equals the aggregate market value of the total shares outstanding in each of the component securities making up the Index, evaluated at their respective primary-exchange last sale price, divided by a scaling factor (i.e., the "Index divisor"). The Index divisor is adjusted in response to various corporate actions such as stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers to assure that there is no discontinuity in the value of the Index that might otherwise be caused by such a change.

         In addition to a price-only calculation, the FORTUNE 500 Index is also calculated on a total rate of return basis. This means that the Index reflects both the impact of price appreciation and cash dividends for any given period. Daily dividends for all stocks in the Index are reinvested in the Index as of the ex-dividend date.

REAL-TIME CALCULATIONS

         Real-time values of the FORTUNE 500 Index are calculated by Bridge Information Systems America, Inc., and the American Stock Exchange ("AMEX") (Symbol: FFX) every 15 seconds, based upon primary-exchange last sale prices. The Index was set to a base level of 1000.00 as of the end of trading on December 31, 1999.

 SHARES OUTSTANDING

         The total number of shares outstanding used in the FORTUNE 500 Index calculation generally represents the entire class(es) or series of shares trading on the NYSE, AMEX, and Nasdaq. Multiple share classes of a given issuer will be evaluated on a case-by-case basis. FORTUNE may determine to take into account only the leading issue's shares outstanding and prices, or to aggregate shares outstanding across multiple classes for any given issuer if, in its judgment, such aggregation is necessary in order to adequately represent the company in the Index. In such cases, however, FORTUNE will still utilize the prices only of the leading issue of such company.

         The number of shares outstanding will generally be determined regardless of ownership concentrations by governments, families, individuals, or another corporation.

         Shares outstanding are updated on a quarterly basis (unless there is a share change equal to or greater than 5% during the quarter) after the close of trading on the third Friday of each calendar quarter. A component stock's share weight may be updated more frequently in response to developments that affect its shares outstanding by 5% or more. These developments may include, but are not restricted to, secondary share offerings, repurchases, conversions, or other corporate actions.

         Subject to review, share changes of 5% or more during the quarter will generally be implemented at the close of trading on the eve of the ex-date or as soon as practicable thereafter.

INDEX ADDITIONS

         FORTUNE 500 list companies that are not in the Index, but become eligible during the year, such as private companies effecting an initial public offering or companies listed on The Nasdaq SmallCap Market that are transferred to The Nasdaq National Market, are added to the FORTUNE 500 Index as of the close of trading on the day that the eligibility criteria are satisfied.

         Companies that are removed from the FORTUNE 500 Index during the year due to material corporate actions or failure to meet one or more of the eligibility standards generally are not replaced until the next year following annual reconstitution.

         Spin-offs, provided that they are not acquired by a foreign company and their revenues are at least 50% of their former parent company's revenues from continuing operations, may, subject to the FORTUNE Index Committee's review, be eligible for inclusion in the Index as of the close of trading on the effective date of the corporate action or upon listing on the NYSE, AMEX, or The Nasdaq National Market. Otherwise, spin-offs are eligible for inclusion in the Index after their first full fiscal year of operation.

INDEX REMOVALS

         Companies will be reevaluated and removed from the FORTUNE 500 Index under the following conditions:

         1. Closing share price falls below $5.00 for 25 consecutive trading days.
         2. Average daily trading volume declines below 100,000 shares for 25 consecutive trading days.
         3. Total market capitalization falls below $100 million for 25 consecutive trading days.

         Securities that cease to trade due to mergers, acquisitions, leveraged buyouts, bankruptcies, or other developments of a material nature are deleted as of the close of trading on the effective date of the corporate action.

         Suspended stocks will be considered for deletion after an interval of 10 trading days. The price of any stock deleted will be the last available Nasdaq Stock Market price or last available primary-exchange-listed prices for those stocks listed on the NYSE or AMEX. Such stocks may be considered for re-inclusion (at the last available price) if re-quotation occurs within a reasonable period.

         Final decisions regarding additions to and removals from the Index are the sole responsibility of the FORTUNE Index Committee.

CORPORATE ACTIONS

         Shares outstanding and share prices will automatically be adjusted for stock splits and stock dividends. Corporate actions such as stock splits and stock dividends do not require an adjustment to the Index divisor and are automatically processed.

         FORTUNE adjusts the components and/or share quantities of the Index in response to extraordinary corporate actions that require an adjustment to the Index divisor as such corporate actions occur.

         FORTUNE also may make adjustments to the Index components as a result of periodic reviews, irrespective of the aforementioned corporate actions.

ADDITIONAL INFORMATION REGARDING
FORTUNE E-50 INDEX FUND

         The FORTUNE e-50 Index currently includes 50 companies selected from the following subsectors: E-Companies, Internet Communications Companies, Internet Hardware Companies, and Internet Software and Services Companies. These companies are listed on the NYSE, AMEX or Nasdaq. The Index was first calculated on a real-time basis by FORTUNE in December 1999.

         Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

         The administration of the FORTUNE e-50 Index includes dealing with stock additions, deletions, or corporate actions - including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.

         To be eligible for Index inclusion, a company must generate a minimum of 10% of its total revenues from Internet activities. The number of Index components and the identification of the four principal Internet subsectors, among other factors, may change over time, but no such change is currently anticipated.

         Issuers must have principal operations in the U.S., and component stocks must be duly U.S. registered or be subject to the ordinary reporting requirements of U.S.-registered securities. ADRs, foreign securities, and global shares are ordinarily ineligible for inclusion.

         All Index components must be listed for trading on the NYSE, Amex or Nasdaq. Generally, FORTUNE will only consider stocks for Index inclusion if they have a trading history of at least six months on one of these marketplaces. However, if the trading history of a stock is shorter than six months but no shorter than three months, FORTUNE may still determine to include the stock in the Index if it would otherwise meet the initial inclusion requirements. Index components must meet the following minimum price-level, trading-volume and market-value requirements. For initial inclusion in the Index, a stock must have had a minimum $5.00 daily closing price during the 25 days preceding initial inclusion, a minimum average daily trading volume of 100,000 shares during the 25 days preceding initial inclusion, and a minimum $100 million market value during the 25 days preceding initial inclusion.

         Once included in the Index, a component stock will generally remain in the Index unless it falls below a price level of $5.00 per share, a daily trading volume of 100,000 shares, and/or a total market capitalization of $100 million for 25 consecutive trading days, in which case such stock will ordinarily be removed from the Index.

         These stated eligibility requirements notwithstanding, the FORTUNE Index Committee reserves the authority to add one or more Index-eligible stocks at any time or to remove one or more component stocks at any time if it believes such stock(s) no longer provide(s) adequate representation of the Internet economy or no longer maintain(s) the quality and/or character of the Index. In the case of a stock removal, the FORTUNE Index Committee may choose to replace such stock with an Index-eligible stock at any time but is not required to do so.

 INDEX CALCULATION METHODOLOGY

         The FORTUNE e-50 Index is calculated as a modified
 capitalization-weighted Index, with the conventional capitalization weights of the component stocks adjusted by: (1) proprietary Internet Revenue Factors and
 (2) application of a periodic Index weight rebalancing as described below.

         Internet Revenue Factors. FORTUNE assigns each Index component stock an Internet Revenue Factor that represents FORTUNE's proprietary estimate of the current percentage of the company's total revenue that is attributable to its Internet activities, broadly defined.

         Component stocks are assigned to categories on the basis of revenues that can be either directly attributed to Internet and Internet-related activities or that may be imputed by FORTUNE to Internet and Internet-related activities. FORTUNE makes that determination on the basis of (1) its own analysis, research, and investigation, including information that may already reside in the public domain, such as Securities and Exchange Commission ("SEC") SEC filings, (2) direct input from leading stock research analysts, and/or (3) input from senior executives of the companies themselves.

         In making its assignment, FORTUNE first classifies the companies' current Internet-related revenues as a percent of total company revenues in the range of 10% to 25%, 25% to 50%, 50% to 75%, or 75% to 100%. Internet Revenue Factors are then assigned on the basis of the following table.


             Revenue categories                      Internet Revenue Factor
                  10% - 25%                                   0.175
                  25% - 50%                                   0.375
                  50% - 75%                                   0.625
                  75% -100%                                   1.000

         To help ensure that the FORTUNE e-50 Index reflects the fast-moving markets, FORTUNE reviews Internet Revenue Factors as needed - at least annually, and more frequently on a case-by-case basis if warranted by business developments in the Internet sector.

         Nonetheless, with respect to such adjustments FORTUNE has adopted a policy that the Internet Revenue Factor will not be changed from review to review unless the underlying revenue percentage changes by at least 15%.

         The Internet Revenue Factors are then applied to the raw, unadjusted market capitalizations of each Index component stock, resulting in revenue-adjusted market capitalizations for each Index component. In the context of multiple share classes of a given issuer, FORTUNE may determine, on a case-by-case basis, to include only the leading issue's shares outstanding and prices, or to aggregate shares outstanding across multiple classes for any given issue if in its judgment such aggregation is necessary to adequately represent the company in the Index. In such cases, however, FORTUNE would only utilize the prices of the leading issue of such company. The number of shares outstanding will generally be determined regardless of ownership concentration by governments, insiders, families, individuals, or other corporations. The decision to include tracking stocks will be made on the separate stand-alone eligibility merits of each potential Index component.

         Index share quantities used in the actual real-time Index calculation are then determined by applying the following periodic rebalancing methodology to the revenue-adjusted market capitalizations of the Index component stocks.

REBALANCING METHODOLOGY

         The FORTUNE e-50 Index is rebalanced on a quarterly basis in accordance with asset-diversification requirements.

         First, each component stock whose Index weight exceeds 10% of the aggregate Index market capitalization, as of the close of trading on the Thursday preceding the second Friday in March, June, September, and December, will be reduced to 8% and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. As necessary, the redistribution will repeated in order to ensure that no stock, upon rebalancing in this first step, has an Index weight greater than 8%.

         Second, with respect only to the 50% of the aggregate Index market capitalization accounted for by the lowest-weighted component stocks, each such component stock whose Index weight exceeds 4.8% of the aggregate Index market capitalization will be reduced to 4.5% and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. If after this redistribution the Index weights of any other component stocks exceed 4.5%, such Index weights will be reduced to 4.5%, and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. The redistribution will be repeated as necessary in order to ensure the result that no stock upon rebalancing in this second step has an Index weight greater than 4.5%.

         Once the rebalanced Index weight of each component stock is so determined, such new Index weights will be multiplied by the aggregate Index market capitalization and divided by the closing price of each component stock in order to arrive at rebalanced Index share quantities. These rebalanced Index share quantities will then be made effective in the Index calculation ordinarily after the close of trading on the third Friday in March, June, September, and December.

         If necessary, this rebalancing procedure may be applied after the third Friday (i.e., rather than the Thursday preceding the second Friday) in March, June, September, and December, or more than once prior to the end of March, June, September, and December, or at other times if FORTUNE determines it to be necessary to ensure a well-diversified index. Ordinarily, new rebalanced weights will be determined by applying the above procedures to the current revenue-adjusted market capitalization of the Index components. However, FORTUNE may from time to time determine rebalanced weights, if necessary, by instead applying the above procedures to the current Index share weights. In such instances, FORTUNE would announce the different basis for rebalancing prior to its implementation. FORTUNE reserves the right to modify the rebalancing methodology in the future, but such modification is not currently anticipated.

         Aside from periodic quarterly rebalancings, Index share quantities will be updated in proportion to changes in total shares outstanding due to corporate actions such as stock splits, secondary offerings, stock repurchases, etc. These updates will be made effective according to the schedule of Index adjustments described below.

         Stock additions to the Index will ordinarily be assigned Index share quantities determined on the basis that their resulting percentage weight in the Index is proportionate to the percentage weight of the two component stocks whose current revenue-adjusted market capitalizations are closest (e.g., one above and one below) to the current revenue-adjusted market capitalization of the stock addition after the close of trading on the eve of the stock addition.

         The FORTUNE Index Committee also reserves the authority to periodically modify any of the eligibility standards to better represent the Internet economy as it evolves.

REAL-TIME CALCULATIONS

         Real-time values of the FORTUNE e-50 Index are calculated by Bridge Information Systems America, Inc. and the AMEX (Symbol: FEX) every 15 seconds, based upon primary-exchange last sale prices. The Index was set to a base level of 1000.00 as of the end of trading on December 31, 1999.



                           4. INVESTMENT RESTRICTIONS

         The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         None of the Funds may:

         (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         (3) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

         (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

         (5) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


         The FORTUNE 500 Index Fund may not:


         Invest 25% or more of its total assets in the securities of issuers in any particular industry (except to the extent that the index tracked by the Fund also is so concentrated).


         The FORTUNE e-50 Index Fund may not:


         Purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the total assets of the Fund would be invested in the securities of issuers in the business activities having the specific characteristics denoted by the Fund's name.


         The FORTUNE 500 Index Fund and FORTUNE e-50 Index Fund reserve the right to change their names from time to time.


         For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing. For purposes of restriction (4) above, the Funds may purchase and sell securities issued by companies that invest or deal in real estate or by real estate investment trusts.

         If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                   5. PERFORMANCE INFORMATION AND ADVERTISING


         Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. Performance is computed separately for each class of shares. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.


         Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

         A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

         Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

         Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

         In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

         Historical data on the Indexes may be used to promote the applicable Fund. The historical Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods shown.

         Comparative performance information may be used from time to time in advertising shares of the Funds, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry sources and publications. From time to time a Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for a Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past economic or financial conditions, developments and events. A Fund's advertising materials also may refer to the integration of the world's securities markets, discuss the investment opportunities available worldwide and mention the increasing importance of an investment strategy including non-U.S. investments.

         The Funds are newly-offered and do not have performance information as of the date of this Statement of Additional Information.

          6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

         The net asset value per share of each Fund is determined for each class on each day during which the NYSE is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the NYSE by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

         For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

         Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

               7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE
                                 OF FUND SHARES


         Each Fund, offers two classes of shares, Citi Index Shares and Smith Barney Index Shares. Both Citi Index Shares and Smith Barney Index Shares of the Funds are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares. However, as indicated in the Funds' Prospectus, the FORTUNE e-50 Index Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days.

         Citi Index Shares may be purchased from a broker-dealer, financial intermediary, financial institution, or the Distributor's financial consultants (each called a "Service Agent") that has entered into a sales or service agreement with the Distributor concerning the Funds. Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].


         Smith Barney Index Shares may be purchased from a Service Agent or from a Fund, but only if the investor is investing through certain qualified plans or certain dealer representatives. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds Smith Barney Index Shares. Smith Barney Index Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

         The Funds impose minimum initial and subsequent investment amounts with respect to Citi Index Shares and Smith Barney Index Shares, as follows:

                                              INITIAL INVESTMENT                SUBSEQUENT INVESTMENTS
                                      CITI INDEX        SMITH BARNEY      CITI INDEX        SMITH BARNEY
                                      SHARES            INDEX SHARES      SHARES            INDEX SHARES

General                               $2000             $1000             $ 100             $  50
IRAs, Self Employed Retirement
   Plans, Uniform Gift to Minor
   Accounts                           $ 250             $ 250             $  50             $  50
Qualified Retirement Plans            $  25             $  25             $  25             $  25
Simple IRAs                           $   1             $   1             $   1             $   1
Monthly Systematic Investment Plans   $  25             $  25             $  25             $  25
Quarterly Systematic Investment
   Plans                              $  50             $  50             $  50             $  50


* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the
  Internal Revenue Code, including 401(k) plans.


         Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the CitiFunds family, if they own Citi Index Shares, or in the Smith Barney family if they own Smith Barney Index Shares. If you exchange into a fund subject to minimum investment requirements, you must meet those requirements.

         There are no minimum investment requirements for Citi Index Shares or Smith Barney Index Shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust sponsored by CitiFunds or Salomon Smith Barney, and Directors/Trustees of any of the CitiFunds or Smith Barney mutual funds, and their spouses and children. A Fund reserves the right to waive, change or terminate minimums at any time.


         Citi Index Shares are not subject to a distribution and service fee. Smith Barney Index Shares of the Funds may pay a distribution and service fee of up to 0.20% of the average daily net assets represented by these shares.

         During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

Systematic Withdrawal Plan. The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

         The Smith Barney Index Shares' Withdrawal Plan is available to shareholders of a Fund who own Smith Barney Index Shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many Smith Barney Index Shares of the Fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

         Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the Fund involved. A Smith Barney Index shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

         To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Systematic Investment Plan. Citi Index and Smith Barney Index shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, your Service Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by its Service Agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in a Smith Barney Index shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. For Cititrade customers, the Systematic Investment Plan authorizes the Funds to apply cash held in a Citi Index shareholder's Cititrade Account to make additions to the account. For additional information, please contact your Service Agent. Smith Barney Index shareholders may also participate in the Systematic Investment Plan through the Fund's sub-transfer agent and may contact the sub-transfer agent for more information.

         You may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with your tax and retirement advisers. If you own your shares through a 401(k) plan or an IRA account, you will not be charged the otherwise applicable redemption fee when you redeem Citi Index Shares or Smith Barney Index Shares, unless otherwise provided by the terms of your plan or account. In addition, no redemption fee will be charged on the redemption or exchange of Smith Barney Index Shares through accounts reflected on the records of the transfer agent as omnibus accounts approved by Salomon Smith Barney.

         Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

         The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

         There are no conversion, preemptive or other subscription rights.

ADDITIONAL DEALER CONCESSIONS

         From time to time, the Funds' Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                  8. MANAGEMENT

         Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 388 Greenwich Street, New York, New York 10013.

TRUSTEES OF THE TRUST


ELLIOTT J. BERV (age 58) - President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984).

DONALD M. CARLTON (age 63) -- President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services). His address is c/o Radian International L.L.C., 8501 Mopac Blvd., Building No. 6, Austin, Texas 78759.

A. BENTON COCANOUGHER (age 62) -- Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank. His address is c/o Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113.


MARK T. FINN (age 57) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April, 1990 to February, 1996); General Partner and shareholder, Greenwich Ventures LLC (Investment Partnership) (since January,
1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March, 1997); Director, Chairman and Owner, Vantage Consulting Group, Inc. (since October, 1988).

RILEY C. GILLEY (age 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

STEPHEN RANDOLPH GROSS (age 52) -- Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust. His address is 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339.


DIANA R. HARRINGTON (age 61) -- Professor, Babson College (since September
1993); Trustee, the Highland Family of Funds (March 1997 to March 1998).


SUSAN B. KERLEY (age 49) -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990).

HEATH B. MCLENDON* (age 67) - Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.


ALAN G. MERTEN (age 59) -- President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York: formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University. His address is c/o George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444.

C. OSCAR MORONG, JR. (age 66) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993).

R. RICHARDSON PETTIT (age 58) -- Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington. His address is c/o Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283.


WALTER E. ROBB, III (age 74) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since
1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN (age 66) -- Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999).

OFFICERS OF THE TRUST


HEATH B. McLENDON* (age 67). President of the Trust; Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 43) -- Senior Vice President and Treasurer of the Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 40) - Controller of the Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 43) - Assistant Controller of the Trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK* (age 47) - Assistant Controller of the Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.


ANTHONY PACE* (age 35); Assistant Treasurer of the Trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.


MARIANNE MOTLEY* (age 42) -- Assistant Treasurer of the Trust. Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.* (age 46) -- Secretary of the Trust Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 39) -- Assistant Secretary of the Trust. Mr. Mandia is a Director and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 31) -- Assistant Secretary of the Trust. Ms. Emmens has been a Vice President and Associate General Counsel for SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.* (age 31) -- Assistant Secretary of the Trust. Mr. Goldblat has been Associate General Counsel for SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.


         The Trustees and officers of the Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

         The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:

--------------------------------------------------- ------------------------------------- -----------------
                                                       Pension or                             Total
                                                       Retirement         Estimated        Compensation
                                     Aggregate      Benefits Accrued   Annual Benefits    from Trust and
                                   Compensation      as Part of Fund         Upon          Fund Complex
Trustee (1)                        from Trust(2)       Expenses(2)      Retirement(2)    Paid to Trustees
---------------------------------------------------------------------------------------------------------

Elliott J. Berv                         N/A                N/A              None
---------------------------------------------------------------------------------------------------------
Donald M. Carlton                       N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
A. Benton Cocanougher                   N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Mark T. Finn                            N/A                N/A              None
---------------------------------------------------------------------------------------------------------
Riley C. Gilley                                            None             None
---------------------------------------------------------------------------------------------------------
Stephen Randolph Gross                  N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Diana R. Harrington                                        None             None
---------------------------------------------------------------------------------------------------------
Susan B. Kerley                                            None             None
---------------------------------------------------------------------------------------------------------
Alan G. Merten                          N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------
Heath B. McLendon                       None               None             None            None
---------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.                                       None             None
---------------------------------------------------------------------------------------------------------
R. Richardson Pettit                    N/A                N/A              N/A
Walter E. Robb III                      None               None             None
---------------------------------------------------------------------------------------------------------
E. Kirby Warren                                            None             None
---------------------------------------------------------------------------------------------------------


(1) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, Merten, McLendon, Morong, Pettit, Robb and Warren
and Mses. Harrington and Kerley are trustees of 33, 14, 14, 32, 43, 14, 14, 31, 47, 14, 47, 38 and 38 funds, respectively, of the family of open-end registered investment companies advised or managed by SSB Citi,
Citibank, N.A, or their affiliates.


(2) For the fiscal year ended December 31, 2000. Messrs. Berv, Carlton, Cocanougher, Finn, Gross, Merten,
and Pettit became Trustees of the Trust effective September 1, 2000.


         As of the date of this Statement of Additional Information, there are no shareholders of the Funds.

         The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGERS

         SSB Citi provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly-owned subsidiary of Citigroup Inc. Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

         SSB Citi provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SSB Citi, as directors, officers, employees, or otherwise and directors, officers and employees of SSB Citi are or may become similarly interested in the Trust.

         Each Management Agreement provides that SSB Citi may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

         The Funds pay the following aggregate management fees, which are accrued daily and paid monthly and are based on each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year:


         ---------------------------------------------------
         Citi FORTUNE 500 Index Fund                   0.34%
         ---------------------------------------------------
         Citi FORTUNE e-50 Index Fund                  0.50%
         ---------------------------------------------------


         State Street, through its State Street Global Advisors division, serves as the Subadviser to each Fund. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2000, State Street managed approximately $___ billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.


         On or about May 1, 2001, State Street will transfer its asset management operations to a newly created affiliate. Thereafter, that State Street affiliate will act as Subadviser to the Funds.


         It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of SSB Citi. The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds and effecting securities transactions concerning those assets.

         Each of the Submanagement Agreements will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

         Each Submanagement Agreement provides that the Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Fund without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Fund, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.

         The Funds pay a management fee to the Subadviser at the annual rates equal to the percentages specified below of the aggregate assets of each Fund. SSB Citi retains the aggregate management fee specified above in excess of amounts payable to the Subadviser. SSB Citi pays the Subadviser's fee with respect to a Fund to the extent it exceeds the aggregate management fee specified above.


         ---------------------------------------------------
         Citi FORTUNE 500 Index Fund                   0.05%
         ---------------------------------------------------
         Citi FORTUNE e-50 Index Fund                  0.05%
         ---------------------------------------------------


         After the first year, the Funds pay a minimum annual management fee to the Subadviser in the amount of $25,000, payable only to the extent greater than the amount calculated pursuant to the percentages above.

DISTRIBUTOR

         Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements"). Under the Distribution Agreements, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Funds.

         The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the relevant Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

         The Smith Barney Index Shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Smith Barney Index Shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Smith Barney Index Shares of the Funds or others a monthly distribution and service fee at an annual rate not to exceed 0.20% of the average daily net assets represented by the Smith Barney Index Shares of a Fund.

         The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Smith Barney Index Shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Smith Barney Index Shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

         The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Smith Barney Index Shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Smith Barney Index Shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Smith Barney Index Shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

CODE OF ETHICS

         The Trust, the Manager, the Subadviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES


         In addition to amounts payable under the Management Agreements, Submanagement Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SSB Citi or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectus for the Funds contain more information about the expenses of each Fund.


TRANSFER AGENT AND CUSTODIAN

         The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013.

         Boston Financial Data Services ("BFDS" or "sub-transfer agent"), P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the Funds' sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, and distributes dividends and distributions payable by the Funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

         The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS

         KPMG LLP, independent auditors, 757 Third Avenue, New York, NY 10017, have been selected to serve as auditors of the Funds and to render opinions on the Funds' financial statements.

COUNSEL

         Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                            9. PORTFOLIO TRANSACTIONS

         SSB Citi and/or the Subadviser trade securities for a Fund if they believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by one or more portfolio managers who are employees of SSB Citi or the Subadviser and who are appointed and supervised by senior officers of SSB Citi or by the Subadviser. The portfolio managers may serve other clients in a similar capacity.

         In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SSB Citi, the Subadviser or their affiliates exercise investment discretion. SSB Citi and the Subadviser are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SSB Citi or the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SSB Citi, the Subadviser and their affiliates have with respect to accounts over which they exercise investment discretion.

         The management fee that each Fund pays to SSB Citi or the Subadviser will not be reduced as a consequence of SSB Citi's or the Subadviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SSB Citi or the Subadviser, SSB Citi or the Subadviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

         It is possible that certain of the research services received primarily will benefit one or more other accounts for which SSB Citi or the Subadviser exercises investment discretion. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.

         In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SSB Citi's or the Subadviser's other clients. Investment decisions for each Fund and for SSB Citi's or the Subadviser's clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SSB Citi or the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

         Because the Funds are newly-offered, they have not paid brokerage commissions as of the date of this Statement of Additional Information.

            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

         The Funds' transfer agent and/or sub-transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                 11. TAX MATTERS

TAXATION OF THE FUNDS

         FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

         FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. It is not expected that any Fund which incurs foreign income taxes will be able to pass through to shareholders foreign tax credits with respect to such foreign taxes.

TAXATION OF SHAREHOLDERS

         TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

         Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

         TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

         BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

         DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

         CERTAIN DEBT INVESTMENTS. Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

         OPTIONS, ETC. Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

         FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

                            12. FINANCIAL STATEMENTS

         The Funds are newly-offered and have not issued financial statements as of the date of this Statement of Additional Information.

                              13. OTHER INFORMATION




         FORTUNE 500 is a trademark of Time Inc. Used under license. The FORTUNE 500 Index is licensed for use by SSB Citi in connection with the Citi FORTUNE 500 Index Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

         FORTUNE e-50 is a trademark of Time Inc. Used under license. The FORTUNE e-50 Index is licensed for use by SSB Citi in connection with the Citi FORTUNE e-50 Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

                                     PART C

Item 23.    Exhibits.

                  *    a(1)    Amended and Restated Declaration of Trust of
                               the Registrant
    **,***,*******,    a(2)    Amendments to the Amended and Restated
           ********            Declaration of Trust of the Registrant
         *********,    a(3)    Forms  of Amendments to the Amended and
        ***********            Restated Declaration of Trust of the Registrant
   and ************
                ***    b(1)    Amended and Restated By-Laws of the Registrant
                ***    b(2)    Amendments to the Amended and Restated By-Laws
                               of the Registrant
          *********    b(3)    Form of Amendment to the Amended and Restated
                               By-Laws of the Registrant
       ************    d(1)    Form of Management Agreement between the
                               Registrant and SSB CitiFund Management LLC
                               ("SSBCH"), as manager to Citi FORTUNE 500 Index
                               Fund and Citi FORTUNE e-50 Index Fund
                               (collectively, the "Funds")
       ************    d(2)    Form of  Sub-Management  Agreement between the
                               Registrant and State Street Global Advisers,
                               as sub-manager to the Funds
         **********    e(1)    Form of Distribution Agreement between the
   and ************            Registrant and Salomon Smith Barney, Inc.
                               (the "Distributor"), as distributor with respect
                               to the Citi Index shares of the Funds
         **********    e(2)    Form of Distribution Agreement between the
   and ************            Registrant and Distributor with respect to the
                               Smith Barney Index shares of the Funds
                ***    g(1)    Custodian Contract between the Registrant and
                               State Street Bank and Trust Company ("State
                               Street"), as custodian
     ********** and    g(2)    Form of Letter Agreement adding the Funds to
        ***********            the Custodian Contract between the Registrant
                                and State Street
         **********    h(1)    Transfer Agency Agreement with Citi Fiduciary
                               Trust Company, as transfer agent
     ********** and    h(2)    Form of Letter Agreement adding the Funds to
        ***********            the Transfer Agency and Servicing Agreement
                               with  Citi Fiduciary Trust Company, as transfer
                               agent
         **********    i       Opinion and consent of counsel
        ***********    m       Form of Service Plan of the Registrant with
                               respect to the Class A shares of the Funds
              *****    o       Multiple Class Plan of the Registrant
          *********    p(1)    Code of Ethics for the Registrant and SSB Citi
          *********    p(2)    Code of Ethics for Distributor
   and ************
           **** and    q(1)    Powers of Attorney for the Registrant
             ******

--------------
            *   Incorporated herein by reference to Post-Effective Amendment No.
                20 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on December 31, 1996.
           **   Incorporated herein by reference to Post-Effective Amendment No.
                25 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on April 18, 1997.
          ***   Incorporated herein by reference to Post-Effective Amendment No.
                26 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on December 30, 1997.
         ****   Incorporated herein by reference to Post-Effective Amendment No.
                27 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on February 24, 1998.
        *****   Incorporated herein by reference to Post-Effective Amendment No.
                31 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on February 12, 1999.
       ******   Incorporated herein by reference to Post-Effective Amendment No.
                35 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on April 16, 1999.
      *******   Incorporated herein by reference to Post-Effective Amendment No.
                37 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on December 29, 1999.
     ********   Incorporated herein by reference to Post-Effective Amendment No.
                38 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on February 28, 2000.
    *********   Incorporated herein by reference to Post-Effective Amendment No.
                39 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on June 2, 2000.
   **********   Incorporated herein by reference to Post-Effective Amendment No.
                40 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on June 16, 2000.
  ***********   Incorporated herein by reference to Post-Effective Amendment No.
                41 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on June 30, 2000.
 ************   Incorporated herein by reference to Post-Effective Amendment No.
                42 to the Registrant's Registration Statement on Form N-1A (File
                No. 2-90518) as filed with the Securities and Exchange
                Commission on September 11, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreements between the Registrant and Salomon Smith Barney, filed as Exhibits to Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A; and
(c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Manager - SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi") (formerly known as Mutual Management Corp.)

      SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

      The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

Subadviser - State Street Bank and Trust Company through its State Street Global Advisers division.

Item 27.    Principal Underwriters

      (a) Salomon Smith Barney, Inc., the Registrant's distributor, is also the distributor for CitiFunds (SM) International Growth & Income Portfolio, CitiFunds (SM) U.S. Treasury Reserves, CitiFunds (SM) Cash Reserves, Citi(R) Premium U.S. Treasury Reserves, Citi(R) Premium Liquid Reserves, Citi(R) Institutional U.S. Treasury Reserves, Citi(R) Institutional Liquid Reserves, Citi(R) Institutional Cash Reserves, Citi(R) Tax Free Reserves, Citi(R) Institutional Tax Free Reserves, Citi(R) California Tax Free Reserves, Citi(R) Connecticut Tax Free Reserves, Citi(R) New York Tax Free Reserves, CitiFunds
(SM) Intermediate Income Portfolio, Citi(R) Short-Term U.S. Government Income Portfolio, Citi(R) New York Tax Free Income Fund, Citi(R) National Tax Free Income Fund, Citi(R) California Tax Free Income Fund, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and Citi(R) Small Cap Growth VIP Portfolio. Salomon Smith Barney is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

      Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Concert Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

      (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                      ADDRESS

      Salomon Smith Barney, Inc.                388 Greenwich Street
      (distributor)                             New York, New York 10013

      State Street Bank and Trust Company       1776 Heritage Drive
      (custodian and fund accounting agent)     North Quincy, MA 02171

      Citi Fiduciary Trust Company              388 Greenwich Street
      (transfer agent)                          New York, New York  10013

      SSB Citi Fund Management LLC              388 Greenwich Street
      (manager)                                 New York, New York  10013

Item 29.  Management Services.

      Not applicable.

Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 2nd day of March, 2001.

                                           CITIFUNDS TRUST I

                                           By:  /s/ Heath B. McLendon
                                                --------------------------
                                                Heath B. McLendon
                                                President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 2, 2001.

              Signature                              Title

                                      President, Principal Executive
   /s/ Heath B. McLendon              Officer and Trustee
   -------------------------------
   Heath B. McLendon

   /s/ Lewis E. Daidone*              Treasurer
   -------------------------------
   Lewis E. Daidone

   /s/ Elliott J. Berv*               Trustee
   -------------------------------
   Elliott J. Berv

   /s/ Donald M. Carlton*             Trustee
   -------------------------------
   Donald M. Carlton

   /s/ A. Benton Cocanougher*         Trustee
   -------------------------------
   A. Benton Cocanougher

   /s/ Mark T. Finn*                  Trustee
   -------------------------------
   Mark T. Finn

   /s/ Riley C. Gilley*               Trustee
   -------------------------------
   Riley C. Gilley

   /s/ Stephen Randolph Gross*        Trustee
   -------------------------------
   Stephen Randolph Gross

   /s/ Diana R. Harrington*           Trustee
   -------------------------------
   Diana R. Harrington

   /s/ Susan B. Kerley*               Trustee
   -------------------------------
   Susan B. Kerley

   /s/ C. Oscar Morong, Jr.*          Trustee
   -------------------------------
   C. Oscar Morong, Jr.

   /s/ Alan G. Merten*                Trustee
   -------------------------------
   Alan G. Merten

   /s/ E. Richardson Pettit*          Trustee
   -------------------------------
   E. Richardson Pettit

   /s/ Walter E. Robb, III*           Trustee
   -------------------------------
   Walter E. Robb, III

   /s/ E. Kirby Warren*               Trustee
   -------------------------------
   E. Kirby Warren

*By: /s/ Thomas C. Mandia
   -------------------------------
    Thomas C. Mandia
    Executed by Thomas C. Mandia on behalf of those indicated pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

      Exhibit
      No.:      Description:
      ----      ------------

        None